First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 74.8%

Australia - 0.5%
Newcrest Mining Ltd.	10,386,961	250,691,485

Belgium - 0.5%
Groupe Bruxelles Lambert SA	2,788,865	262,919,251

Brazil - 0.2%
Cielo SA	53,438,892	101,378,956

Canada - 4.6%
Agnico Eagle Mines Ltd.	4,684,923	244,753,327
Barrick Gold Corp.	23,564,409	383,157,290
Cenovus Energy, Inc.	13,128,069	121,828,480
Franco-Nevada Corp.	1,970,754	171,272,529
Imperial Oil Ltd.	10,087,781	276,233,070
Nutrien Ltd.	10,243,787	561,461,966
Power Corp. of Canada	9,125,744	193,467,432
Wheaton Precious Metals Corp.	13,906,393	363,234,985
		2,315,409,079
Denmark - 0.2%
ISS A/S	3,009,360	84,396,101

France - 5.1%
Cie de Saint-Gobain	8,744,290	334,981,358
Danone SA	8,247,355	715,778,041
Legrand SA	2,040,139	143,710,425
LVMH Moet Hennessy Louis Vuitton SE	291,129	120,253,501
Rexel SA	11,789,132	131,637,045
Robertet SA	157,260	112,285,998
Robertet SA CI (non-voting)‡(a)	42,252	22,626,421
Saint Jean Groupe SA(b)	385,000	9,865,128
Sanofi	5,069,610	422,459,807
Sodexo SA	3,173,456	364,124,085
Wendel SA	1,067,994	147,155,427
		2,524,877,236
Germany - 0.8%
HeidelbergCement AG	4,420,456	319,234,151
Hornbach Baumarkt AG	29,871	551,362
Hornbach Holding AG & Co. KGaA(b)	1,181,422	63,756,915
		383,542,428
Hong Kong - 2.2%
CK Asset Holdings Ltd.	26,868,500	202,027,911
Guoco Group Ltd.	12,693,580	199,978,531
Hang Lung Properties Ltd.	69,905,969	164,563,374
Hysan Development Co. Ltd.	23,322,348	111,108,433
Jardine Matheson Holdings Ltd.	6,979,771	423,642,855
Jardine Strategic Holdings Ltd.	520,800	17,853,694
		1,119,174,798
Ireland - 0.3%
CRH plc	4,704,407	156,842,656

Italy - 0.0%(c)
Italmobiliare SpA	403,825	9,030,092

Japan - 11.5%
Chofu Seisakusho Co. Ltd.(b)	3,346,500	67,846,373
FANUC Corp.	4,297,200	763,726,087
Hirose Electric Co. Ltd.(b)	2,622,015	274,714,592
Hoshizaki Corp.	1,628,700	115,066,268
Hoya Corp.	2,572,540	197,267,414
KDDI Corp.	27,239,700	710,724,565
Keyence Corp.	387,100	222,137,005
Komatsu Ltd.	2,966,100	66,323,211
Mitsubishi Electric Corp.	16,908,200	220,833,483
Mitsubishi Estate Co. Ltd.	30,826,080	567,414,000
MS&AD Insurance Group Holdings, Inc.	6,636,820	217,545,509
Nissin Foods Holdings Co. Ltd.	1,918,530	119,085,695
NTT DOCOMO, Inc.	16,534,400	396,451,821
Olympus Corp.	1,619,924	17,661,841
Secom Co. Ltd.	6,562,730	514,327,943
Shimano, Inc.	1,737,990	245,368,202
SMC Corp.	698,556	253,130,320
Sompo Holdings, Inc.	16,952,900	702,070,282
T Hasegawa Co. Ltd.(b)	3,002,800	53,093,361
		5,724,787,972
Mexico - 0.4%
Fresnillo plc	18,230,274	131,578,728
Industrias Penoles SAB de CV	6,401,020	59,251,292
		190,830,020
Norway - 0.2%
Orkla ASA	13,983,441	118,938,582

South Korea - 2.0%
Hyundai Mobis Co. Ltd.	1,067,561	216,022,887
Kia Motors Corp.	7,679,761	282,883,629
KT&G Corp.	4,321,898	350,952,311
Lotte Confectionery Co. Ltd.	153,688	19,166,962
Lotte Corp.	913,277	26,125,528
Namyang Dairy Products Co. Ltd.(b)	39,989	18,116,900
NAVER Corp.	302,939	35,146,077
Samsung Electronics Co. Ltd. (Preference)	1,002,219	30,995,457
		979,409,751
Sweden - 1.1%
Investor AB, Class A	5,109,626	242,521,734
Investor AB, Class B	3,394,798	161,410,865
Svenska Handelsbanken AB, Class A	16,841,698	151,540,280
		555,472,879
Switzerland - 2.6%
Cie Financiere Richemont SA (Registered)	4,561,324	390,874,706
Nestle SA (Registered)	5,532,272	586,903,287
Pargesa Holding SA	4,327,670	324,816,021
		1,302,594,014

See Notes to Consolidated Schedule of Investments.	(Continued)

Investments	Shares	Value ($)
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,152,904	219,668,298

Thailand - 0.6%
Bangkok Bank PCL, NVDR	50,457,600	296,460,411

United Kingdom - 5.8%
Berkeley Group Holdings plc	5,013,920	235,818,873
British American Tobacco plc	18,990,473	676,679,115
BT Group plc	46,726,193	109,449,250
Diageo plc	4,530,757	188,933,469
GlaxoSmithKline plc	14,471,132	299,276,456
Liberty Global plc, Class C*	1,376,500	35,844,060
Linde plc	2,283,540	436,726,195
Lloyds Banking Group plc	499,952,090	323,410,860
TechnipFMC plc	13,809,138	380,303,661
Unilever NV, CVA	1,496,617	86,749,359
WPP plc	9,574,565	112,782,989
		2,885,974,287
United States - 35.8%
3M Co.	2,486,420	434,427,302
Alleghany Corp.*	418,350	286,875,146
Alphabet, Inc., Class A*	134,718	164,113,468
Alphabet, Inc., Class C*	163,012	198,333,440
American Express Co.	2,970,047	369,384,745
Analog Devices, Inc.	2,807,835	329,808,299
Anthem, Inc.	1,120,526	330,118,165
Bank of New York Mellon Corp. (The)	12,448,145	584,066,963
BB&T Corp.	8,242,132	424,717,062
Berkshire Hathaway, Inc., Class A*	865	266,996,090
Booking Holdings, Inc.*	109,233	206,080,070
Brown & Brown, Inc.	7,937,280	285,186,470
CH Robinson Worldwide, Inc.	4,535,740	379,777,510
Colgate-Palmolive Co.	8,044,177	577,089,258
Comcast Corp., Class A	22,940,736	990,351,573
ConocoPhillips	2,243,060	132,519,985
Cummins, Inc.	1,476,261	242,106,804
Deere & Co.	3,049,600	505,166,240
DENTSPLY SIRONA, Inc.	4,419,926	240,664,971
Exxon Mobil Corp.	12,169,337	904,911,899
Facebook, Inc., Class A*	1,528,101	296,803,057
Flowserve Corp.(b)	8,382,216	419,362,267
H&R Block, Inc.	3,586,106	99,299,275
HCA Healthcare, Inc.	1,665,329	222,338,075
IPG Photonics Corp.*	1,136,199	148,853,431
JG Boswell Co.	2,485	1,491,000
Microsoft Corp.	3,129,275	426,426,304
Mills Music Trust(b)	31,592	852,984
National Oilwell Varco, Inc.	13,442,623	320,203,280
Newmont Goldcorp Corp.	9,675,395	353,345,425
NOW, Inc.*	5,034,371	61,671,045
Omnicom Group, Inc.	5,479,376	439,555,543
Oracle Corp.	21,407,976	1,205,269,049
Philip Morris International, Inc.	7,481,865	625,558,733
Royal Gold, Inc.	1,260,596	144,275,212
San Juan Basin Royalty Trust(b)	3,908,035	12,818,355
Schlumberger Ltd.	20,292,312	811,083,711
Scotts Miracle-Gro Co. (The)	1,340,561	150,384,133
Synchrony Financial	3,516,377	126,167,607
Teradata Corp.*(b)	10,721,521	392,622,099
Texas Instruments, Inc.	2,493,377	311,697,059
Tiffany & Co.	1,855,384	174,257,665
Travelers Cos., Inc. (The)	1,371,426	201,078,480
UGI Corp.	2,250,707	114,988,621
Union Pacific Corp.	1,828,975	329,124,051
Universal Health Services, Inc., Class B	2,116,279	319,261,850
US Bancorp	7,819,459	446,882,082
Varian Medical Systems, Inc.*	957,070	112,331,306
Vista Outdoor, Inc.*(b)	3,252,457	23,417,690
Wells Fargo & Co.	6,201,996	300,238,626
Weyerhaeuser Co., REIT	28,456,135	723,070,390
Willis Towers Watson plc	1,934,115	377,577,930
WR Berkley Corp.	5,261,622	365,103,951
		17,910,105,746
TOTAL COMMON STOCKS (Cost $27,201,532,185)		37,392,504,042

	Ounces
COMMODITIES - 9.6%

Gold bullion* (Cost $3,612,150,427)	3,388,066		4,786,863,152

	Principal Amount ($)
FOREIGN GOVERNMENT SECURITIES - 0.6%

Indonesia - 0.2%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	965,460,000,000	71,288,514

Malaysia - 0.0%(c)
Malaysia Government Bond
3.66%, 10/15/2020	MYR	54,021,000	13,164,176

Singapore - 0.4%
Singapore Government Bond
3.25%, 9/1/2020	SGD	119,604,000	88,460,480
2.25%, 6/1/2021	SGD	147,741,000	108,604,311
			197,064,791
Venezuela, Bolivarian Republic of - 0.0%
Venezuela Government Bond (Oil Indexed Payment Obligation)
Zero Coupon, 4/15/2020‡(a)(d)(e)	53,230		—
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $282,388,947)			281,517,481

See Notes to Consolidated Schedule of Investments.	(Continued)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%(c)

United States - 0.0%(c)
Bausch & Lomb, Inc.‡
7.13%, 8/1/2028 (Cost $4,963,263)	5,467,000	5,603,675

SHORT-TERM INVESTMENTS - 14.6%

COMMERCIAL PAPER - 14.6%
ABB Treasury Center USA, Inc.
2.45%, 9/5/2019(f)(g)	21,500,000	21,451,023
AbbVie, Inc.
2.53%, 8/5/2019(f)(g)	34,737,000	34,724,842
American Honda Finance Corp.
2.44%, 8/5/2019(g)	25,995,000	25,986,461
2.29%, 9/10/2019(g)	12,605,000	12,573,274
2.29%, 9/23/2019(g)	26,491,000	26,405,567
2.29%, 9/24/2019(g)	26,491,000	26,404,187
2.23%, 10/7/2019(g)	27,875,000	27,762,376
2.18%, 10/21/2019(g)	59,401,000	59,107,258
Apple, Inc.
2.24%, 8/14/2019(f)(g)	66,588,000	66,529,088
2.24%, 8/15/2019(f)(g)	66,588,000	66,525,019
2.46%, 8/16/2019(f)(g)	34,913,000	34,877,823
2.18%, 9/12/2019(f)(g)	50,000,000	49,872,672
2.23%, 9/23/2019(f)(g)	60,000,000	59,809,020
2.15%, 10/9/2019(f)(g)	43,684,000	43,503,076
Boeing Co. (The)
2.62%, 8/7/2019(f)(g)	51,017,000	50,993,886
2.59%, 8/21/2019(f)(g)	2,000,000	1,997,347
2.58%, 9/4/2019(f)(g)	125,000,000	124,725,590
2.48%, 9/11/2019(f)(g)	62,232,000	62,067,189
2.29%,10/16/2019(f)(g)	129,033,000	128,395,470
BP Capital Markets plc
2.32%, 8/1/2019(g)	69,475,000	69,470,349
2.35%, 9/6/2019(g)	63,764,000	63,614,711
2.34%, 9/11/2019(g)	6,044,000	6,027,951
Chevron Corp.
2.44%, 8/2/2019(f)(g)	42,832,000	42,826,467
2.44%, 8/5/2019(f)(g)	37,516,000	37,503,964
2.37%, 8/8/2019(f)(g)	75,000,000	74,961,750
2.33%, 9/12/2019(f)(g)	32,494,000	32,409,156
2.27%, 9/17/2019(f)(g)	75,000,000	74,781,400
Cisco Systems, Inc.
2.18%, 9/17/2019(f)(g)	47,230,000	47,092,718
Engie SA
2.54%, 8/9/2019(g)	62,530,000	62,493,264
2.54%, 8/12/2019(g)	62,530,000	62,481,331
2.52%, 8/19/2019(f)(g)	63,024,000	62,947,196
2.50%, 9/5/2019(g)	22,609,000	22,557,045
2.57%, 9/6/2019(g)	34,256,000	34,174,987
2.41%, 9/16/2019(g)	46,380,000	46,238,854
2.52%, 9/23/2019(f)(g)	25,345,000	25,255,583
2.52%, 9/25/2019(g)	28,849,000	28,743,182
2.39%, 8/15/2019(f)(g)	66,606,000	66,543,557
2.39%, 9/9/2019(f)(g)	106,848,000	106,585,985
2.22%,10/11/2019(f)(g)	63,429,000	63,149,913
EssilorLuxottica SA
2.36%, 8/1/2019(f)(g)	19,496,000	19,494,733
2.49%, 8/15/2019(f)(g)	30,013,000	29,984,613
Exxon Mobil Corp.
2.30%, 8/9/2019(g)	122,389,000	122,319,299
2.35%, 8/29/2019(g)	9,866,000	9,848,627
2.37%, 9/3/2019(g)	126,211,000	125,950,073
2.34%, 9/5/2019(g)	42,016,000	41,924,069
2.30%, 9/26/2019(g)	43,886,000	43,735,562
2.18%, 10/10/2019(g)	25,000,000	24,894,239
General Dynamics Corp.
2.31%, 8/22/2019(g)	85,019,000	84,900,592
Henkel US Operations Corp.
2.52%, 8/6/2019(f)(g)	35,970,000	35,955,822
International Business Machines Corp.
2.48%, 8/14/2019(g)	44,623,000	44,583,521
2.48%, 8/15/2019(g)	34,012,000	33,979,831
2.51%, 8/26/2019(f)(g)	95,555,000	95,400,344
2.48%, 8/30/2019(g)	40,011,000	39,936,646
John Deere Financial Ltd.
2.34%, 8/8/2019(g)	44,278,000	44,255,714
2.33%, 8/22/2019(g)	56,219,000	56,141,733
Kreditanstalt fuer Wiederaufbau
2.50%, 8/6/2019(f)(g)	52,673,000	52,651,878
2.47%, 8/13/2019(f)(g)	37,516,000	37,485,884
2.29%, 9/13/2019(f)(g)	110,596,000	110,300,107
2.19%,10/29/2019(f)(g)	85,621,000	85,152,225
LVMH Moet Hennessy Louis Vuitton, Inc.
2.55%, 8/19/2019(g)	18,000,000	17,978,254
2.21%, 8/23/2019(g)	31,272,000	31,226,827
2.27%, 10/10/2019(g)	39,865,000	39,692,816
2.26%, 10/15/2019(g)	34,737,000	34,576,399
2.27%, 10/16/2019(g)	39,865,000	39,678,266
Merck & Co., Inc.
2.34%, 8/12/2019(f)(g)	37,450,000	37,421,850
2.31%, 9/10/2019(f)(g)	84,032,000	83,823,942
2.29%, 9/12/2019(f)(g)	22,707,000	22,648,145
MetLife Short Term Funding LLC
2.52%, 8/5/2019(f)(g)	60,000,000	59,980,058
2.33%, 8/13/2019(f)(g)	28,735,000	28,710,688
2.31%, 8/16/2019(f)(g)	30,972,000	30,939,941
2.30%, 8/21/2019(f)(g)	48,317,000	48,251,555
2.27%, 8/27/2019(f)(g)	50,000,000	49,915,737
Mitsubishi International Corp.
2.23%, 10/16/2019(g)	30,000,000	29,853,508
Nestle Capital Corp.
2.30%, 8/12/2019(f)(g)	30,237,000	30,214,534
Nestle Finance International Ltd.
2.26%, 9/5/2019(g)	47,676,000	47,572,257
2.26%, 9/9/2019(g)	47,676,000	47,560,518
NRW Bank
2.54%, 8/2/2019(f)(g)	125,000,000	124,983,535
2.47%, 8/19/2019(f)(g)	60,017,000	59,946,300

See Notes to Consolidated Schedule of Investments.	(Continued)

Investments	Principal Amount ($)	Value ($)
2.49%, 8/21/2019(f)(g)	34,012,000	33,968,034
2.31%, 9/18/2019(f)(g)	21,943,000	21,878,816
2.25%, 9/26/2019(f)(g)	25,000,000	24,914,856
2.23%, 10/2/2019(f)(g)	68,399,000	68,140,332
2.27%, 10/4/2019(f)(g)	36,574,000	36,430,899
2.18%, 10/23/2019(g)	40,009,000	39,801,567
2.23%,10/25/2019(f)(g)	29,217,000	29,061,494
Pfizer, Inc.
2.48%, 8/6/2019(f)(g)	57,645,000	57,622,951
2.48%, 8/7/2019(f)(g)	80,994,000	80,957,935
2.48%, 8/13/2019(g)	45,019,000	44,982,259
2.36%, 9/4/2019(f)(g)	16,497,000	16,461,586
2.20%, 9/12/2019(g)	50,000,000	49,868,253
2.21%, 9/18/2019(g)	63,568,000	63,378,255
2.19%, 10/4/2019(g)	31,372,000	31,249,253
2.20%,10/15/2019(f)(g)	39,883,000	39,699,365
2.19%,10/18/2019(f)(g)	34,100,000	33,936,495
2.16%,10/22/2019(f)(g)	43,684,000	43,463,332
2.16%,11/13/2019(f)(g)	56,913,000	56,547,808
Philip Morris International, Inc.
2.20%, 8/6/2019(f)(g)	20,000,000	19,992,710
Praxair, Inc.
2.22%, 9/17/2019(g)	15,800,000	15,754,412
Province of Quebec Canada
2.48%, 8/8/2019(f)(g)	24,019,000	24,006,804
2.48%, 8/13/2019(g)	36,876,000	36,845,905
2.44%, 8/20/2019(f)(g)	64,088,000	64,008,353
2.39%, 9/3/2019(f)(g)	12,700,000	12,673,624
2.22%, 9/10/2019(f)(g)	40,698,000	40,596,214
2.39%, 9/11/2019(f)(g)	12,754,000	12,721,324
2.18%, 9/20/2019(f)(g)	53,900,000	53,734,073
2.21%, 9/23/2019(f)(g)	70,800,000	70,570,396
2.19%, 9/27/2019(g)	60,381,000	60,172,139
2.21%, 9/30/2019(f)(g)	24,976,000	24,885,477
2.21%, 10/1/2019(f)(g)	54,640,000	54,438,903
2.21%, 10/2/2019(f)(g)	55,937,000	55,727,907
PSP Capital, Inc.
2.50%, 8/6/2019(f)(g)	38,430,000	38,414,967
2.36%, 8/8/2019(f)(g)	106,825,000	106,769,618
2.49%, 8/13/2019(f)(g)	34,012,000	33,983,813
2.40%, 9/4/2019(f)(g)	50,000,000	49,892,812
2.26%, 9/11/2019(f)(g)	80,428,000	80,221,756
2.29%, 9/17/2019(f)(g)	34,199,000	34,099,413
2.25%, 10/4/2019(f)(g)	129,285,000	128,782,655
QUALCOMM, Inc.
2.43%, 8/14/2019(f)(g)	46,548,000	46,505,750
2.39%, 8/21/2019(f)(g)	74,731,000	74,629,254
2.34%, 9/10/2019(f)(g)	68,895,000	68,710,531
Sanofi
2.28%, 9/20/2019(f)(g)	47,325,000	47,175,962
2.26%, 9/25/2019(f)(g)	54,861,000	54,671,461
2.26%, 9/27/2019(f)(g)	33,026,000	32,907,824
Schlumberger Investment SA
2.41%, 8/14/2019(f)(g)	46,588,000	46,546,239
2.37%, 9/6/2019(g)	36,634,000	36,549,171
2.39%, 9/13/2019(g)	66,660,000	66,477,011
Shell International Finance BV
2.28%, 8/16/2019(f)(g)	47,230,000	47,182,413
Siemens Capital Co. LLC
2.28%, 8/1/2019(f)(g)	2,706,000	2,705,826
2.20%, 8/12/2019(f)(g)	67,250,000	67,199,450
2.15%, 9/6/2019(g)	57,995,000	57,867,026
Total Capital Canada Ltd.
2.52%, 8/1/2019(g)	43,740,000	43,737,270
2.26%,10/3/2019(f)(g)	28,270,000	28,159,383
2.21%,10/11/2019(f)(g)	79,730,000	79,378,550
Total Capital SA
2.50%, 8/7/2019(f)(g)	57,266,000	57,240,723
TWDC Enterprises 18 Corp.
2.48%, 8/16/2019(f)(g)	76,051,000	75,972,684
2.48%, 8/22/2019(f)(g)	81,931,000	81,815,892
2.23%, 9/20/2019(f)(g)	36,574,000	36,459,130
2.23%, 9/23/2019(f)(g)	88,567,000	88,271,009
2.23%, 9/24/2019(f)(g)	150,575,000	150,061,539
2.23%, 9/25/2019(f)(g)	29,663,000	29,559,872
Unilever Capital Corp.
2.27%,10/15/2019(f)(g)	26,000,000	25,880,891
United Parcel Service, Inc.
2.32%, 8/5/2019(f)(g)	32,494,000	32,484,027
2.32%, 8/9/2019(g)	34,606,000	34,586,880
UnitedHealth Group, Inc.
2.48%, 8/1/2019(g)	50,000,000	49,996,528
2.48%, 8/2/2019(g)	63,500,000	63,491,198
2.50%, 8/12/2019(g)	24,637,000	24,616,921
TOTAL COMMERCIAL PAPER (Cost $7,298,973,488)		7,298,938,353

U.S. TREASURY OBLIGATIONS - 0.0%(c)
U.S. Treasury Bills
2.39%, 9/19/2019(g) (Cost $14,951,613)	15,000,000	14,960,153

	Shares
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.16% (h) (Cost $572,786)	572,786	572,786
TOTAL SHORT-TERM INVESTMENTS (Cost $7,314,497,887)		7,314,471,292

Total Investments - 99.6% (Cost $38,415,532,709)		49,780,959,642
Other Assets Less Liabilities - 0.4%		228,926,526
Net Assets - 100.0%		50,009,886,168

See Notes to Consolidated Schedule of Investments.	(Continued)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to $22,626,421, which represents approximately 0.05% of net assets of the Fund.

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2019.
(e)	Defaulted security.
(f)

Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(g)	The rate shown was the current yield as of July 31, 2019.
(h)	Represents 7-day effective yield as of July 31, 2019.

See Notes to Consolidated Schedule of Investments.	(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	175,106,443	EUR	153,904,000	UBS AG	8/21/2019	$4,463,008
USD	143,907,079	GBP	111,213,000	UBS AG	8/21/2019	8,529,435
USD	16,454,121	JPY	1,750,159,000	UBS AG	8/21/2019	343,375
USD	192,374,787	EUR	166,371,000	HSBC Bank plc	9/18/2019	7,481,207
USD	77,176,831	GBP	59,500,000	HSBC Bank plc	9/18/2019	4,646,155
USD	320,734,143	JPY	34,608,497,000	HSBC Bank plc	9/18/2019	1,455,288
USD	398,029,769	EUR	349,655,000	Goldman Sachs	10/16/2019	8,540,331
USD	46,231,556	GBP	36,241,000	Goldman Sachs	10/16/2019	1,994,887
USD	233,554,935	JPY	25,120,001,000	Goldman Sachs	10/16/2019	1,301,133
USD	158,361,073	EUR	139,449,000	JPMorgan Chase Bank	11/13/2019	2,654,128
USD	60,589,645	GBP	48,157,000	JPMorgan Chase Bank	11/13/2019	1,731,290
USD	312,812,019	JPY	33,668,896,000	JPMorgan Chase Bank	11/13/2019	814,009
Total unrealized appreciation						43,954,246
USD	285,963,667	JPY	31,112,847,000	UBS AG	8/21/2019	(439,548)
Total unrealized depreciation						(439,548)
Net unrealized appreciation						$43,514,698

Abbreviations
ADR	American Depositary Receipt
CVA	Dutch Certification
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

Affiliated Securities

Security Description	Shares at July 31, 2019	Market Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2019	Dividend/ Interest Income	Capital Gain Distributions
Berkeley Group Holdings plc^	5,013,920	$295,107,496	$—	$(79,253,210)	$59,353,072	$(39,388,485)	$235,818,873	$595,396	$—
Chofu Seisakusho Co. Ltd.	3,346,500	67,761,023	—	—	—	85,350	67,846,373	883,859	—
Flowserve Corp.	8,382,216	386,225,917	—	(1,712,461)	(153,887)	35,002,698	419,362,267	4,796,270	—
Hirose Electric Co. Ltd.	2,622,015	249,898,530	—	—	—	24,816,062	274,714,592	2,562,114	—
Hornbach Holding AG & Co. KGaA	1,181,422	78,076,885	—	—	—	(14,319,970)	63,756,915	1,688,577	—
Mills Music Trust	31,592	723,773	—	—	—	129,211	852,984	174,143	—
Namyang Dairy Products Co. Ltd.	39,989	21,090,245	—	—	—	(2,973,345)	18,116,900	27,497	—
Now, Inc. *^	5,034,371	75,135,366	—	(9,974,245)	(16,647,223)	13,157,147	61,671,045	—	—
NSC Groupe^	—	3,398,593	—	(2,952,039)	(3,305,628)	2,859,074	—	—	—
Saint Jean Groupe SA	385,000	10,347,187	—	—	—	(482,059)	9,865,128	81,298	—
San Juan Basin Royalty Trust	3,908,035	19,970,059	—	—	—	(7,151,704)	12,818,355	912,253	—
T Hasegawa Co. Ltd.	3,002,800	53,319,400	—	—	—	(226,039)	53,093,361	415,678	—
Teradata Corp.*	10,721,521	443,722,516	—	(65,499,085)	2,748,910	11,649,758	392,622,099	—	—
Vista Outdoor, Inc.*	3,252,457	40,655,713	—	—	—	(17,238,023)	23,417,690	—	—
Total		$1,745,432,703	$—	$(159,391,040)	$41,995,244	$5,919,675	$1,633,956,582	$12,137,085	$—

*	Non-income producing security.
^	Represents an unaffiliated issuer as of July 31, 2019.

See Notes to Consolidated Schedule of Investments.	(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	0.8%
Auto Components	0.4
Automobiles	0.6
Banks	3.8
Beverages	0.4
Building Products	0.7
Capital Markets	1.2
Chemicals	2.7
Commercial Services & Supplies	1.2
Commodities	9.6
Construction Materials	1.0
Consumer Finance	1.0
Diversified Consumer Services	0.2
Diversified Financial Services	2.7
Diversified Telecommunication Services	0.2
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	3.0
Entertainment	0.0 *
Equity Real Estate Investment Trusts (REITs)	1.4
Food Products	3.1
Foreign Government Securities	0.6
Gas Utilities	0.2
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	0.7
Household Durables	0.7
Household Products	1.2
Industrial Conglomerates	2.3
Insurance	5.3
Interactive Media & Services	1.4
Internet & Direct Marketing Retail	0.4
IT Services	0.2
Leisure Products	0.5
Machinery	4.6
Media	3.2
Metals & Mining	4.2
Oil, Gas & Consumable Fuels	2.9
Personal Products	0.2
Pharmaceuticals	1.5
Real Estate Management & Development	2.0
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	1.7
Software	4.1
Specialty Retail	0.4
Technology Hardware, Storage & Peripherals	0.1
Textiles, Apparel & Luxury Goods	1.0
Tobacco	3.3
Trading Companies & Distributors	0.4
Wireless Telecommunication Services	2.2
Short-Term Investments	14.6
Total Investments	99.6%

* Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 75.5%

Australia - 0.5%
Newcrest Mining Ltd.	2,853,349	68,866,177

Belgium - 0.8%
Groupe Bruxelles Lambert SA	907,727	85,575,638
Sofina SA	98,473	19,059,124
		104,634,762
Brazil - 0.4%
Cielo SA	27,968,746	53,059,526

Canada - 6.7%
Agnico Eagle Mines Ltd.	1,289,353	67,359,365
Barrick Gold Corp.	6,972,023	113,365,094
Cenovus Energy, Inc.	6,627,505	61,503,246
Franco-Nevada Corp.	545,815	47,435,203
Imperial Oil Ltd.	6,877,585	188,328,476
Nutrien Ltd.	4,318,757	236,711,071
Power Corp. of Canada	4,328,112	91,756,761
Wheaton Precious Metals Corp.	4,232,770	110,559,952
		917,019,168
Chile - 1.0%
Cia Cervecerias Unidas SA, ADR	4,800,004	134,208,112

Denmark - 0.5%
ISS A/S	2,267,957	63,603,799

France - 8.9%
Cie de Saint-Gobain	4,196,973	160,780,088
Danone SA	4,115,540	357,182,777
Laurent-Perrier(a)	558,938	55,068,248
Legrand SA	691,232	48,691,410
Legris Industries SA*‡(a)(b)(c)	905,366	19,623,862
Rexel SA	7,346,731	82,033,347
Robertet SA	116,965	83,514,764
Robertet SA CI (non-voting)‡(b)	51,500	27,578,829
Saint Jean Groupe SA	100,000	2,562,371
Sanofi	1,849,956	154,160,193
Sodexo SA	1,387,136	159,160,747
Wendel SA	493,657	68,019,396
		1,218,376,032
Germany - 1.6%
FUCHS PETROLUB SE (Preference)	531,726	20,375,104
HeidelbergCement AG	1,871,185	135,132,248
Hornbach Holding AG & Co. KGaA	385,305	20,793,466
Telefonica Deutschland Holding AG	19,522,787	49,296,345
		225,597,163
Greece - 0.3%
JUMBO SA	1,759,634	34,486,630

Hong Kong - 5.1%
CK Asset Holdings Ltd.	13,955,500	104,933,305
Great Eagle Holdings Ltd.	22,777,700	92,327,320
Guoco Group Ltd.	7,806,340	122,983,462
Hang Lung Properties Ltd.	28,954,162	68,160,053
Hysan Development Co. Ltd.	17,500,405	83,372,505
Jardine Matheson Holdings Ltd.	3,666,900	222,565,466
Jardine Strategic Holdings Ltd.	233,600	8,008,109
		702,350,220
Ireland - 0.5%
CRH plc	2,108,597	70,299,605

Italy - 0.0%(d)
Italmobiliare SpA	224,748	5,025,680

Japan - 20.4%
As One Corp.	816,540	67,601,497
Chofu Seisakusho Co. Ltd.(a)	1,842,500	37,354,532
Daiichikosho Co. Ltd.	2,242,080	92,611,077
FANUC Corp.	1,989,540	353,593,875
Hirose Electric Co. Ltd.	1,168,730	122,450,552
Hoshizaki Corp.	675,300	47,709,370
Hoya Corp.	1,080,730	82,872,497
Kansai Paint Co. Ltd.	3,559,930	70,297,253
KDDI Corp.	10,856,700	283,267,561
Keyence Corp.	161,200	92,504,482
Komatsu Ltd.	1,450,500	32,433,774
Maezawa Kasei Industries Co. Ltd.(a)	837,200	8,745,577
Mitsubishi Electric Corp.	7,169,700	93,641,536
Mitsubishi Estate Co. Ltd.	13,938,050	256,556,938
MS&AD Insurance Group Holdings, Inc.	3,666,500	120,182,649
Nagaileben Co. Ltd.	1,687,224	35,197,777
Nissin Foods Holdings Co. Ltd.	780,730	48,460,944
NTT DOCOMO, Inc.	7,050,600	169,055,013
Olympus Corp.	675,672	7,366,773
Secom Co. Ltd.	2,678,500	209,916,817
Shimano, Inc.	710,470	100,303,654
SK Kaken Co. Ltd.	87,561	39,840,698
SMC Corp.	291,090	105,480,026
Sompo Holdings, Inc.	6,825,700	282,672,648
T Hasegawa Co. Ltd.	1,906,436	33,708,237
		2,793,825,757
Mexico - 0.5%
Fresnillo plc	5,813,900	41,962,374
Industrias Penoles SAB de CV	2,246,692	20,796,592
		62,758,966
Netherlands - 0.7%
HAL Trust	595,098	92,524,361

Norway - 0.8%
Orkla ASA	13,188,419	112,176,384

See Notes to Consolidated Schedule of Investments.	(Continued)

Investments	Shares		Value ($)
Singapore - 1.9%
ComfortDelGro Corp. Ltd.	20,481,815		40,144,089
Haw Par Corp. Ltd.(a)	21,115,013		214,208,050
UOL Group Ltd.	26,200		139,244
			254,491,383
South Korea - 4.1%
Fursys, Inc.(a)	872,463		22,373,066
Hyundai Mobis Co. Ltd.	461,565		93,398,507
Kia Motors Corp.	4,256,125		156,774,161
KT&G Corp.	2,026,271		164,539,859
Lotte Confectionery Co. Ltd.	104,605		13,045,652
Lotte Corp.	621,610		17,781,998
Namyang Dairy Products Co. Ltd.	22,950		10,397,431
Namyang Dairy Products Co. Ltd. (Preference)(a)	27,183		4,549,264
NAVER Corp.	125,632		14,575,449
NongShim Co. Ltd.	203,663		40,351,436
Samsung Electronics Co. Ltd. (Preference)	560,591		17,337,303
			555,124,126
Sweden - 2.4%
Industrivarden AB, Class C	1,527,840		33,192,112
Investor AB, Class A	2,659,432		126,226,472
Investor AB, Class B	2,096,088		99,661,711
Svenska Handelsbanken AB, Class A	8,041,032		72,352,576
			331,432,871
Switzerland - 4.6%
Cie Financiere Richemont SA (Registered)	1,876,623		160,813,935
Nestle SA (Registered)	2,696,056		286,017,052
Pargesa Holding SA	2,413,791		181,168,617
			627,999,604
Taiwan - 0.8%
Taiwan Secom Co. Ltd.	8,545,694		23,854,456
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,137,976		91,141,917
			114,996,373
Thailand - 1.1%
Bangkok Bank PCL, NVDR	20,413,559		119,938,564
Thai Beverage PCL	52,214,985		31,627,628
			151,566,192
Turkey - 0.1%
AG Anadolu Grubu Holding A/S	7,603,583		16,890,942

United Kingdom - 9.4%
Berkeley Group Holdings plc	1,841,394		86,605,981
British American Tobacco plc	7,146,922		254,663,107
BT Group plc	22,262,999		52,147,808
Diageo plc	1,889,468		78,791,192
GlaxoSmithKline plc	6,143,809		127,059,679
Hiscox Ltd.	2,662,703		54,809,833
Liberty Global plc, Class C*	445,554		11,602,226
Linde plc	668,940		127,916,891
Lloyds Banking Group plc	255,626,572		165,360,664
TechnipFMC plc	8,787,472		242,006,979
Unilever NV, CVA	673,808		39,056,360
WPP plc	4,157,161		48,969,017
			1,288,989,737
United States - 2.4%
Newmont Goldcorp Corp.	3,496,010		127,674,285
Royal Gold, Inc.	551,449		63,113,338
Willis Towers Watson plc	714,991		139,580,543
			330,368,166
TOTAL COMMON STOCKS (Cost $7,703,060,170)			10,330,671,736

	Ounces
COMMODITIES - 9.5%

Gold bullion* (Cost $846,238,392)	916,868		1,295,405,907

	Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES - 0.8%

Indonesia - 0.2%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	436,483,000,000	32,229,429

Malaysia - 0.1%
Malaysia Government Bond
3.66%, 10/15/2020	MYR	25,956,000	6,325,121
Singapore - 0.5%
Singapore Government Bond
3.25%, 9/1/2020	SGD	53,521,000	39,584,741
2.25%, 6/1/2021	SGD	46,160,000	33,932,185
			73,516,926
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $111,939,077)			112,071,476

SHORT-TERM INVESTMENTS - 13.8%

COMMERCIAL PAPER - 13.7%
AbbVie, Inc.
2.53%, 8/5/2019(e)(f)	15,263,000		15,257,658
American Honda Finance Corp.
2.44%, 8/5/2019(f)	14,005,000		14,000,400
2.29%, 9/10/2019(f)	2,395,000		2,388,972
2.29%, 9/23/2019(f)	8,509,000		8,481,559
2.29%, 9/24/2019(f)	8,509,000		8,481,115
2.23%, 10/7/2019(f)	17,125,000		17,055,809
2.18%, 10/21/2019(f)	16,940,000		16,856,231

See Notes to Consolidated Schedule of Investments.	(Continued)

Investments	Principal Amount ($)	Value ($)
Apple, Inc.
2.24%, 8/14/2019(e)(f)	3,412,000	3,408,981
2.24%, 8/15/2019(e)(f)	3,412,000	3,408,773
2.46%, 8/16/2019(e)(f)	15,087,000	15,071,799
2.15%, 10/9/2019(e)(f)	6,316,000	6,289,841
Boeing Co. (The)
2.62%, 8/7/2019(e)(f)	23,983,000	23,972,134
2.48%, 9/11/2019(e)(f)	12,768,000	12,734,186
2.30%,10/16/2019(e)(f)	18,117,000	18,027,487
BP Capital Markets plc
2.32%, 8/1/2019(f)	30,525,000	30,522,957
2.35%, 9/6/2019(f)	11,236,000	11,209,693
2.34%, 9/11/2019(f)	2,656,000	2,648,947
CenterPoint Energy, Inc.
2.48%, 8/1/2019(e)(f)	11,512,000	11,511,216
Chevron Corp.
2.44%, 8/2/2019(e)(f)	7,168,000	7,167,074
2.44%, 8/5/2019(e)(f)	12,484,000	12,479,995
2.33%, 9/12/2019(e)(f)	17,506,000	17,460,291
Cisco Systems, Inc.
2.18%, 9/17/2019(e)(f)	2,770,000	2,761,948
Engie SA
2.54%, 8/9/2019(f)	10,751,000	10,744,684
2.54%, 8/12/2019(f)	10,751,000	10,742,632
2.52%, 8/19/2019(e)(f)	11,976,000	11,961,406
2.50%, 9/5/2019(f)	10,391,000	10,367,121
2.57%, 9/6/2019(f)	15,744,000	15,706,767
2.41%, 9/16/2019(f)	2,720,000	2,711,722
2.52%, 9/23/2019(e)(f)	13,655,000	13,606,825
2.52%, 9/25/2019(f)	11,651,000	11,608,264
Eni Finance USA, Inc.
2.48%, 8/1/2019(e)(f)	19,446,000	19,444,656
Erste Abwicklungsanstalt
2.39%, 8/15/2019(e)(f)	15,394,000	15,379,568
2.39%, 9/9/2019(e)(f)	43,152,000	43,046,182
2.22%,10/11/2019(e)(f)	9,171,000	9,130,647
EssilorLuxottica SA
2.36%, 8/1/2019(e)(f)	10,504,000	10,503,317
2.49%, 8/15/2019(e)(f)	9,987,000	9,977,554
Exxon Mobil Corp.
2.29%, 8/9/2019(f)	27,611,000	27,595,276
2.35%, 8/29/2019(f)	4,534,000	4,526,016
2.37%, 9/3/2019(f)	60,789,000	60,663,325
2.34%, 9/5/2019(f)	7,984,000	7,966,531
2.30%, 9/26/2019(f)	6,114,000	6,093,042
General Dynamics Corp.
2.31%, 8/22/2019(f)	14,981,000	14,960,136
Henkel US Operations Corp.
2.52%, 8/6/2019(e)(f)	10,830,000	10,825,731
Hitachi America Capital Ltd.
2.53%, 8/1/2019(e)(f)	21,002,000	21,000,507
International Business Machines Corp.
2.48%, 8/14/2019(f)	20,977,000	20,958,441
2.48%, 8/15/2019(f)	15,988,000	15,972,878
2.54%, 8/26/2019(e)(f)	12,895,000	12,874,130
2.48%, 8/30/2019(f)	9,989,000	9,970,437
John Deere Financial Ltd.
2.34%, 8/8/2019(f)	28,922,000	28,907,443
2.33%, 8/22/2019(f)	2,881,000	2,877,040
Kreditanstalt fuer Wiederaufbau
2.50%, 8/6/2019(e)(f)	22,327,000	22,318,047
2.47%, 8/13/2019(e)(f)	12,484,000	12,473,978
2.29%, 9/13/2019(e)(f)	35,404,000	35,309,279
2.19%,10/29/2019(e)(f)	30,129,000	29,964,044
LVMH Moet Hennessy Louis Vuitton, Inc.
2.21%, 8/23/2019(f)	5,053,000	5,045,701
2.27%, 10/10/2019(f)	10,135,000	10,091,225
2.26%, 10/15/2019(f)	15,263,000	15,192,434
2.27%, 10/16/2019(f)	10,135,000	10,087,526
Merck & Co., Inc.
2.34%, 8/12/2019(e)(f)	12,550,000	12,540,567
2.31%, 9/10/2019(e)(f)	15,968,000	15,928,464
2.29%, 9/12/2019(e)(f)	7,293,000	7,274,097
MetLife Short Term Funding LLC
2.33%, 8/13/2019(e)(f)	6,265,000	6,259,699
2.31%, 8/16/2019(e)(f)	19,028,000	19,008,304
2.30%, 8/21/2019(e)(f)	29,683,000	29,642,795
Molson Coors Brewing Co.
2.50%, 8/1/2019(f)	5,831,000	5,830,594
Nestle Capital Corp.
2.30%, 8/12/2019(e)(f)	15,744,000	15,732,302
Nestle Finance International Ltd.
2.26%, 9/5/2019(f)	27,324,000	27,264,543
2.26%, 9/9/2019(f)	27,324,000	27,257,815
NRW Bank
2.47%, 8/19/2019(e)(f)	14,983,000	14,965,350
2.49%, 8/21/2019(e)(f)	15,988,000	15,967,333
2.31%, 9/18/2019(e)(f)	3,057,000	3,048,058
2.23%, 10/2/2019(e)(f)	39,201,000	39,052,751
2.27%, 10/4/2019(e)(f)	13,426,000	13,373,469
2.18%, 10/23/2019(f)	6,316,000	6,283,254
2.23%,10/25/2019(e)(f)	11,583,000	11,521,350
Pfizer, Inc.
2.48%, 8/6/2019(e)(f)	17,355,000	17,348,362
2.48%, 8/7/2019(e)(f)	19,006,000	18,997,537
2.48%, 8/13/2019(f)	14,981,000	14,968,774
2.36%, 9/4/2019(e)(f)	13,253,000	13,224,550
2.21%, 9/18/2019(f)	36,432,000	36,323,253
2.19%, 10/4/2019(f)	8,428,000	8,395,024
2.20%,10/15/2019(e)(f)	10,117,000	10,070,418
2.19%,10/18/2019(e)(f)	8,650,000	8,608,525
2.16%,10/22/2019(e)(f)	6,316,000	6,284,095

See Notes to Consolidated Schedule of Investments.	(Continued)

Investments	Principal Amount ($)	Value ($)
2.16%,11/13/2019(e)(f)	16,687,000	16,579,925

Province of Quebec Canada
2.48%, 8/8/2019(e)(f)	10,181,000	10,175,830
2.48%, 8/13/2019(f)	6,272,000	6,266,881
2.44%, 8/20/2019(e)(f)	17,812,000	17,789,864
2.22%, 9/10/2019(e)(f)	25,002,000	24,939,470
2.39%, 9/11/2019(e)(f)	10,246,000	10,219,750
2.19%, 9/27/2019(f)	10,819,000	10,781,577
2.21%, 9/30/2019(e)(f)	17,124,000	17,061,935
2.21%, 10/1/2019(e)(f)	25,360,000	25,266,665
2.21%, 10/2/2019(e)(f)	25,963,000	25,865,950
PSP Capital, Inc.
2.50%, 8/6/2019(e)(f)	11,570,000	11,565,474
2.41%, 8/8/2019(e)(f)	24,875,000	24,862,104
2.49%, 8/13/2019(e)(f)	15,988,000	15,974,750
2.26%, 9/11/2019(e)(f)	14,172,000	14,135,658
2.29%, 9/17/2019(e)(f)	11,801,000	11,766,635
2.25%, 10/4/2019(e)(f)	20,715,000	20,634,511
QUALCOMM, Inc.
2.43%, 8/14/2019(e)(f)	20,452,000	20,433,436
2.39%, 8/21/2019(e)(f)	4,383,000	4,377,033
2.34%, 9/10/2019(e)(f)	17,359,000	17,312,521
Sanofi
2.28%, 9/20/2019(e)(f)	2,425,000	2,417,363
2.26%, 9/25/2019(e)(f)	20,139,000	20,069,422
2.26%, 9/27/2019(e)(f)	12,124,000	12,080,617
Schlumberger Investment SA
2.41%, 8/14/2019(e)(f)	21,412,000	21,392,807
2.37%, 9/6/2019(f)	11,766,000	11,738,755
2.39%, 9/13/2019(f)	22,340,000	22,278,674
Shell International Finance BV
2.28%, 8/16/2019(e)(f)	2,770,000	2,767,209
Siemens Capital Co. LLC
2.28%, 8/1/2019(e)(f)	994,000	993,936
2.15%, 9/6/2019(f)	17,005,000	16,967,476
Total Capital Canada Ltd.
2.52%, 8/1/2019(f)	6,260,000	6,259,609
2.26%, 10/3/2019(e)(f)	4,730,000	4,711,492
2.21%,10/11/2019(e)(f)	20,270,000	20,180,650
Total Capital SA
2.50%, 8/7/2019(e)(f)	18,034,000	18,026,040
TWDC Enterprises 18 Corp.
2.48%, 8/16/2019(e)(f)	23,949,000	23,924,338
2.48%, 8/22/2019(e)(f)	18,069,000	18,043,614
2.23%, 9/20/2019(e)(f)	13,426,000	13,383,832
2.23%, 9/23/2019(e)(f)	11,433,000	11,394,791
2.23%, 9/24/2019(e)(f)	24,425,000	24,341,711
2.23%, 9/25/2019(e)(f)	20,337,000	20,266,295
United Parcel Service, Inc.
2.32%, 8/5/2019(e)(f)	17,506,000	17,500,627
2.32%, 8/9/2019(f)	18,644,000	18,633,699
UnitedHealth Group, Inc.
2.50%, 8/12/2019(f)	6,263,000	6,257,896
TOTAL COMMERCIAL PAPER (Cost $1,866,615,586)		1,866,613,683

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
2.39%, 9/19/2019(f) (Cost $14,951,612)	15,000,000	14,960,153

	Shares

INVESTMENT COMPANIES - 0.0%(d)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.16% (g) (Cost $200,993)	200,993	200,993
TOTAL SHORT-TERM INVESTMENTS (Cost $1,881,768,191)		1,881,774,829

Total Investments - 99.6% (Cost $10,543,005,830)		13,619,923,948
Other Assets Less Liabilities - 0.4%		61,844,433
Net Assets - 100.0%		13,681,768,381

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to $47,202,691, which represents approximately 0.35% of net assets of the Fund.

(c)	Represents a security that is subject to legal or contractual restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)

Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(f)	The rate shown was the current yield as of July 31, 2019.
(g)	Represents 7-day effective yield as of July 31, 2019.

See Notes to Consolidated Schedule of Investments.	(Continued)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$21.68

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	116,778,386	EUR	102,242,000	UBS AG	8/21/2019	$3,415,990
USD	60,546,706	GBP	46,765,000	UBS AG	8/21/2019	3,620,487
USD	35,289,190	JPY	3,753,570,000	UBS AG	8/21/2019	736,437
USD	59,147,058	EUR	51,152,000	HSBC Bank plc	9/18/2019	2,300,153
USD	34,457,927	GBP	26,576,000	HSBC Bank plc	9/18/2019	2,061,705
USD	91,121,997	JPY	9,832,428,000	HSBC Bank plc	9/18/2019	413,454
USD	232,344,065	EUR	204,106,000	Goldman Sachs	10/16/2019	4,985,293
USD	27,183,252	GBP	21,309,000	Goldman Sachs	10/16/2019	1,172,955
USD	120,461,150	JPY	12,956,199,000	Goldman Sachs	10/16/2019	671,088
USD	69,154,716	EUR	60,896,000	JPMorgan Chase Bank	11/13/2019	1,159,032
USD	28,018,165	GBP	22,269,000	JPMorgan Chase Bank	11/13/2019	800,591
USD	156,879,897	JPY	16,885,454,000	JPMorgan Chase Bank	11/13/2019	408,238
Total unrealized appreciation						21,745,423
USD	169,340,028	JPY	18,424,195,000	UBS AG	8/21/2019	(260,288)
Total unrealized depreciation						(260,288)
Net unrealized appreciation						$21,485,135

Abbreviations
ADR	American Depositary Receipt
CVA	Dutch Certification
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

Affiliated Securities

Security Description	Shares at July 31, 2019	Market Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2019	Dividend/Interest Income	Capital Gain Distributions
As One Corp.^	816,540	$84,236,921	$—	$(30,102,087)	$21,705,925	$(8,239,262)	$67,601,497	$677,503	$—
Chofu Seisakusho Co. Ltd.	1,842,500	37,307,541	—	—	—	46,991	37,354,532	486,589	—
Fursys, Inc.	872,463	22,509,247	—	—	—	(136,181)	22,373,066	604,761	—
Haw Par Corp. Ltd.	21,115,013	214,106,178	—	(18,780,555)	10,055,948	8,826,479	214,208,050	15,660,906	—
Laurent-Perrier	558,938	57,307,183	—	—	—	(2,238,935)	55,068,248	613,218	—
Legris Industries SA*‡(b)(c)	905,366	27,728,513	—	—	—	(8,104,651)	19,623,862	—	—
Maezawa Kasei Industries Co. Ltd.	837,200	8,330,873	—	—	—	414,704	8,745,577	122,888	—
Namyang Dairy Products Co. Ltd. (Preference)	27,183	4,413,018	—	—	—	136,246	4,549,264	19,748	—
Robertet SA^	116,965	113,537,596	—	(50,855,557)	44,108,306	(23,275,581)	83,514,764	711,101	—
Total		$569,477,070	$—	$(99,738,199)	$75,870,179	$(32,570,190)	$513,038,860	$18,896,714	$—

* Non-income producing security.

^ Represents an unaffiliated issuer as of July 31, 2019.

‡ Value determined using significant unobservable inputs.

(b) Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to $19,623,862 which represents approximately 0.14% of net assets of the Fund.

(c) Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Consolidated Schedule of Investments.	(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.7%
Automobiles	1.1
Banks	2.6
Beverages	2.2
Building Products	1.3
Chemicals	4.7
Commercial Services & Supplies	2.3
Commodities	9.5
Construction Materials	1.5
Consumer Finance	0.1
Diversified Financial Services	5.2
Diversified Telecommunication Services	0.8
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	1.8
Entertainment	0.7
Food Products	6.4
Foreign Government Securities	0.8
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.2
Household Durables	0.9
Industrial Conglomerates	2.8
Insurance	5.0
Interactive Media & Services	0.1
IT Services	0.4
Leisure Products	0.7
Machinery	3.9
Media	0.4
Metals & Mining	4.8
Oil, Gas & Consumable Fuels	1.9
Personal Products	0.3
Pharmaceuticals	3.6
Real Estate Management & Development	4.4
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	0.6
Specialty Retail	0.4
Technology Hardware, Storage & Peripherals	0.1
Textiles, Apparel & Luxury Goods	1.2
Tobacco	3.1
Trading Companies & Distributors	0.6
Wireless Telecommunication Services	3.3
Short-Term Investments	13.8
Total Investments	99.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 71.2%

Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	247,144	20,693,367

Banks - 4.5%
BB&T Corp.	577,821	29,775,116
US Bancorp	520,595	29,752,004
Wells Fargo & Co.	308,853	14,951,574
		74,478,694
Capital Markets - 1.9%
Bank of New York Mellon Corp. (The)	646,769	30,346,401

Chemicals - 2.3%
Linde plc (United Kingdom)	60,413	11,555,798
Nutrien Ltd. (Canada)	313,615	17,189,238
Scotts Miracle-Gro Co. (The)	86,932	9,752,032
		38,497,068
Consumer Finance - 1.5%
American Express Co.	152,292	18,940,556
Synchrony Financial	176,319	6,326,326
		25,266,882
Diversified Consumer Services - 0.4%
H&R Block, Inc.	235,069	6,509,061

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class A*	49	15,124,634

Electronic Equipment, Instruments & Components - 0.5%
IPG Photonics Corp.*	58,918	7,718,847

Energy Equipment & Services - 4.9%
National Oilwell Varco, Inc.	722,536	17,210,808
Schlumberger Ltd.	1,085,817	43,400,105
TechnipFMC plc (United Kingdom)	710,652	19,571,356
		80,182,269
Equity Real Estate Investment Trusts (REITs) - 2.7%
Weyerhaeuser Co.	1,773,946	45,075,968

Gas Utilities - 0.4%
UGI Corp.	136,902	6,994,323

Health Care Equipment & Supplies - 1.3%
DENTSPLY SIRONA, Inc.	269,147	14,655,054
Varian Medical Systems, Inc.*	49,367	5,794,205
		20,449,259
Health Care Providers & Services - 2.8%
Anthem, Inc.	58,639	17,275,636
HCA Healthcare, Inc.	87,241	11,647,546
Universal Health Services, Inc., Class B	111,217	16,778,196
		45,701,378
Household Products - 2.2%
Colgate-Palmolive Co.	510,304	36,609,209

Industrial Conglomerates - 1.5%
3M Co.	140,408	24,532,086

Insurance - 7.5%
Alleghany Corp.*	69,406	47,593,776
Brown & Brown, Inc.	448,007	16,096,892
Travelers Cos., Inc. (The)	72,635	10,649,744
Willis Towers Watson plc	129,623	25,305,002
WR Berkley Corp.	347,123	24,086,865
		123,732,279
Interactive Media & Services - 2.3%
Alphabet, Inc., Class A*	7,298	8,890,424
Alphabet, Inc., Class C*	9,165	11,150,872
Facebook, Inc., Class A*	93,744	18,207,897
		38,249,193
Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc.*	5,523	10,419,747

Leisure Products - 0.2%
Vista Outdoor, Inc.*	326,357	2,349,770

Machinery - 5.1%
Cummins, Inc.	73,310	12,022,840
Deere & Co.	188,587	31,239,437
Flowserve Corp.	802,902	40,169,187
		83,431,464
Media - 5.3%
Comcast Corp., Class A	1,416,586	61,154,018
Omnicom Group, Inc.	322,660	25,883,785
		87,037,803
Metals & Mining - 3.7%
Agnico Eagle Mines Ltd. (Canada)	170,280	8,895,898
Barrick Gold Corp. (Canada)	920,533	14,967,867
Franco-Nevada Corp. (Canada)	64,834	5,634,535
Newcrest Mining Ltd. (Australia)	341,377	8,239,206
Newmont Goldcorp Corp.	318,423	11,628,808
Royal Gold, Inc.	106,221	12,156,993
		61,523,307
Oil, Gas & Consumable Fuels - 4.0%
ConocoPhillips	131,101	7,745,447
Exxon Mobil Corp.	643,478	47,849,024
Imperial Oil Ltd. (Canada)	297,287	8,140,591
San Juan Basin Royalty Trust	594,288	1,949,265
		65,684,327
Road & Rail - 1.3%
Union Pacific Corp.	114,282	20,565,046

See Notes to Consolidated Schedule of Investments.	(Continued)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	156,714	18,407,627
Texas Instruments, Inc.	133,715	16,715,712
		35,123,339
Software - 7.2%
Microsoft Corp.	161,024	21,942,740
Oracle Corp.	1,118,440	62,968,172
Teradata Corp.*	931,700	34,118,854
		119,029,766
Specialty Retail - 0.6%
Tiffany & Co.	102,256	9,603,883

Tobacco - 2.0%
Philip Morris International, Inc.	389,737	32,585,911

Trading Companies & Distributors - 0.2%
NOW, Inc.*	248,299	3,041,663

TOTAL COMMON STOCKS (Cost $771,706,118)		1,170,556,944

Ounces

COMMODITIES - 10.9%

Gold bullion* (Cost $149,249,390)	126,590	178,853,634

	Principal Amount ($)

CORPORATE BONDS - 1.9%

Banks - 0.8%
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 9/6/2019(a)(b)	12,404,000	12,447,414

Health Care Equipment & Supplies - 0.0%(c)
Bausch & Lomb, Inc.‡
7.13%, 8/1/2028	600,000	615,000

Oil, Gas & Consumable Fuels - 0.4%
CITGO Petroleum Corp.
6.25%, 8/15/2022(d)	6,542,000	6,607,420

Software - 0.7%
Veritas US, Inc.
7.50%, 2/1/2023(d)	3,511,000	3,383,726
10.50%, 2/1/2024(d)	10,198,000	8,974,240
		12,357,966
TOTAL CORPORATE BONDS (Cost $31,438,476)		32,027,800

SHORT-TERM INVESTMENTS - 15.9%

COMMERCIAL PAPER - 1.3%
CenterPoint Energy, Inc.
2.48%, 8/1/2019(d)(e)	4,186,000	4,185,715
Eni Finance USA, Inc. (Italy)
2.48%, 8/1/2019(d)(e)	7,070,000	7,069,511
Hitachi America Capital Ltd.
2.53%, 8/1/2019(d)(e)	7,636,000	7,635,457
Molson Coors Brewing Co.
2.50%, 8/1/2019(e)	2,121,000	2,120,852
TOTAL COMMERCIAL PAPER (Cost $21,013,000)		21,011,535

Shares

INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 2.16% (f) (Cost $31,488)	31,488	31,488

	Principal Amount ($)

U.S. TREASURY OBLIGATIONS - 14.6%
U.S. Treasury Bills
2.15%, 8/13/2019(e)	30,000,000	29,979,415
2.08%, 8/20/2019(e)	30,000,000	29,967,938
2.31%, 8/29/2019(e)	25,000,000	24,962,974
2.28%, 9/5/2019(e)	30,000,000	29,941,910
2.22%, 9/12/2019(e)	25,000,000	24,943,465
2.39%, 9/19/2019(e)	30,000,000	29,920,307
2.16%, 9/26/2019(e)	40,000,000	39,873,129
2.07%, 10/3/2019(e)	30,000,000	29,894,160
TOTAL U.S. TREASURY OBLIGATIONS (Cost $239,431,714)		239,483,298

TOTAL SHORT-TERM INVESTMENTS (Cost $260,476,202)		260,526,321

Total Investments - 99.9% (Cost $1,212,870,186)		1,641,964,699
Other Assets Less Liabilities - 0.1%		1,863,282
Net Assets - 100.0%		1,643,827,981

*                      Non-income producing security.

‡                      Value determined using significant unobservable inputs.

(a)              Perpetual security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.

See Notes to Consolidated Schedule of Investments.	(Continued)

(b)              Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2019.

(c)               Represents less than 0.05% of net assets.

(d)              Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(e)               The rate shown was the current yield as of July 31, 2019.

(f)                Represents 7-day effective yield as of July 31, 2019.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	1.3%
Banks	5.3
Capital Markets	1.9
Chemicals	2.3
Commodities	10.9
Consumer Finance	1.5
Diversified Consumer Services	0.4
Diversified Financial Services	0.9
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	4.9
Equity Real Estate Investment Trusts (REITs)	2.7
Gas Utilities	0.4
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	2.8
Household Products	2.2
Industrial Conglomerates	1.5
Insurance	7.5
Interactive Media & Services	2.3
Internet & Direct Marketing Retail	0.6
Leisure Products	0.1
Machinery	5.1
Media	5.3
Metals & Mining	3.7
Oil, Gas & Consumable Fuels	4.4
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	2.1
Software	8.0
Specialty Retail	0.6
Tobacco	2.0
Trading Companies & Distributors	0.2
Short-Term Investments	15.9
Total Investments	99.9%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 74.4%

Australia - 5.4%
Newcrest Mining Ltd.	2,334,178	56,335,876
OceanaGold Corp.	1,470,781	3,989,541
		60,325,417
Canada - 48.9%
Agnico Eagle Mines Ltd.	1,058,787	55,313,960
Alamos Gold, Inc., Class A	4,225,538	27,726,291
B2Gold Corp.*	14,178,157	45,226,581
Barrick Gold Corp.	7,433,467	120,868,173
Detour Gold Corp.*	3,785,219	57,819,378
Dundee Precious Metals, Inc.*(a)	9,362,640	31,639,168
Franco-Nevada Corp.	427,322	37,137,319
Kinross Gold Corp.*	2,923,756	11,753,499
MAG Silver Corp.*	2,942,988	32,868,346
Novagold Resources, Inc.*	8,052,359	49,683,055
Orla Mining Ltd.*	2,310,100	2,608,008
Wheaton Precious Metals Corp.	2,965,286	77,453,270
		550,097,048
Mexico - 2.9%
Fresnillo plc	2,736,539	19,751,230
Industrias Penoles SAB de CV	1,403,600	12,992,478
		32,743,708
South Africa - 2.4%
AngloGold Ashanti Ltd., ADR	1,583,771	27,019,133

United States - 14.8%
Newmont Goldcorp Corp.	3,012,285	110,008,648
Royal Gold, Inc.	494,055	56,544,595
		166,553,243
TOTAL COMMON STOCKS (Cost $577,003,427)		836,738,549

	Ounces

COMMODITIES - 22.6%

Gold bullion*	142,102	200,770,766
Silver bullion*	3,267,377	53,090,303
TOTAL COMMODITIES (Cost $175,938,258)		253,861,069

Number of Rights

RIGHTS - 0.2%

Canada - 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029*‡(b) (Cost $45,973,715)	6,835,667	1,806,189

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 5.1%

COMMERCIAL PAPER - 5.1%
CenterPoint Energy, Inc.
2.48%, 8/1/2019(c)(d)	11,384,000	11,383,224
Eni Finance USA, Inc.
2.48%, 8/1/2019(c)(d)	19,230,000	19,228,671
Hitachi America Capital Ltd.
2.53%, 8/1/2019(c)(d)	20,769,000	20,767,523
Molson Coors Brewing Co.
2.50%, 8/1/2019(d)	5,769,000	5,768,598
TOTAL COMMERCIAL PAPER (Cost $57,152,000)		57,148,016

	Shares
INVESTMENT COMPANIES - 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.16% (f) (Cost $39,745)	39,745	39,745
TOTAL SHORT-TERM INVESTMENTS (Cost $57,191,745)		57,187,761

Total Investments - 102.3% (Cost $856,107,145)		1,149,593,568
Liabilities in excess of other assets - (2.3)%		(25,289,978)
Net Assets - 100.0%		1,124,303,590

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to $1,806,189, which represents approximately 0.16% of net assets of the Fund.

(c)

Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d)	The rate shown was the current yield as of July 31, 2019.
(e)	Represents less than 0.05% of net assets.
(f)	Represents 7-day effective yield as of July 31, 2019.

See Notes to Consolidated Schedule of Investments.	(Continued)

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Right

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	22.6%
Metals & Mining	74.6
Short-Term Investments	5.1
Total Investments	102.3%

Affiliated Securities

Security Description	Shares at July 31, 2019	Market Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2019	Dividend/ Interest Income	Capital Gain Distributions

Dundee Precious Metals, Inc.*	9,362,640	$13,993,271	$12,462,646	$—	$—	$5,183,251	$31,639,168	$—	$—
Total		$13,993,271	$12,462,646	$—	$—	$5,183,251	$31,639,168	$—	$—

*   Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2019 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 55.4%

Austria - 0.3%
Mayr Melnhof Karton AG	39,074	4,931,061

Belgium - 1.6%
Groupe Bruxelles Lambert SA	247,375	23,321,190

Brazil - 0.2%
Cielo SA	1,180,367	2,239,275

Canada - 2.9%
Agnico Eagle Mines Ltd.	111,619	5,831,285
Franco-Nevada Corp.	58,524	5,086,152
Nutrien Ltd.	251,917	13,807,571
Power Corp. of Canada	526,893	11,170,227
Wheaton Precious Metals Corp.	255,902	6,684,160
		42,579,395
Chile - 0.8%
Cia Cervecerias Unidas SA, ADR	395,785	11,066,149
Quinenco SA	200,388	540,808
		11,606,957
Denmark - 0.4%
ISS A/S	202,239	5,671,699

France - 4.9%
Cie de Saint-Gobain	147,078	5,634,350
Danone SA	318,744	27,663,409
Legrand SA	57,558	4,054,471
LVMH Moet Hennessy Louis Vuitton SE	4,980	2,057,035
Rexel SA	479,094	5,349,547
Sanofi	170,114	14,175,908
Sodexo SA	102,340	11,742,548
Wendel SA	15,480	2,132,939
		72,810,207
Germany - 0.8%
FUCHS PETROLUB SE (Preference)	57,792	2,214,521
HeidelbergCement AG	83,534	6,032,614
Telefonica Deutschland Holding AG	1,590,230	4,015,437
		12,262,572
Hong Kong - 4.0%
CK Asset Holdings Ltd.	1,595,000	11,993,022
Great Eagle Holdings Ltd.	1,749,774	7,092,549
Guoco Group Ltd.	67,700	1,066,566
Hang Lung Properties Ltd.	1,280,764	3,015,005
Hysan Development Co. Ltd.	1,193,083	5,683,887
Jardine Matheson Holdings Ltd.	397,200	24,108,376
Mandarin Oriental International Ltd.	4,571,800	7,244,177
		60,203,582
Ireland - 0.3%
CRH plc	112,552	3,752,429

Japan - 5.5%
FANUC Corp.	101,100	17,968,144
Hoya Corp.	77,800	5,965,856
KDDI Corp.	705,600	18,410,161
Komatsu Ltd.	90,900	2,032,561
Mitsubishi Electric Corp.	449,000	5,864,269
NTT DOCOMO, Inc.	546,900	13,113,237
Secom Co. Ltd.	140,000	10,971,945
Sompo Holdings, Inc.	188,800	7,818,772
		82,144,945
Malaysia - 0.2%
British American Tobacco Malaysia Bhd.	427,000	2,332,019

Mexico - 0.3%
Fresnillo plc	646,614	4,666,998

Netherlands - 0.4%
HAL Trust	41,300	6,421,221

Norway - 0.9%
Orkla ASA	1,577,862	13,420,779

Singapore - 0.4%
ComfortDelGro Corp. Ltd.	2,628,900	5,152,610
Overseas Education Ltd.	5,095,000	1,075,286
UOL Group Ltd.	2,900	15,412
		6,243,308
South Korea - 1.6%
Kia Motors Corp.	186,655	6,875,428
KT&G Corp.	203,056	16,488,814
Samsung Electronics Co. Ltd. (Preference)	30,592	946,113
		24,310,355
Sweden - 1.3%
Industrivarden AB, Class C	147,859	3,212,216
Investor AB, Class A	232,453	11,033,079
Svenska Handelsbanken AB, Class A	500,861	4,506,708
		18,752,003
Switzerland - 3.4%
Cie Financiere Richemont SA (Registered)	135,025	11,570,732
Nestle SA (Registered)	374,750	39,756,181
		51,326,913
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	155,811	6,642,223

Thailand - 0.8%
Bangkok Bank PCL, NVDR	1,343,800	7,895,411
Thai Beverage PCL	7,735,100	4,685,300
		12,580,711
Turkey - 0.1%
Coca-Cola Icecek A/S	169,671	1,009,093

See Notes to Schedule of Investments.	(Continued)

Investments	Shares	Value ($)

United Kingdom - 6.9%
Berkeley Group Holdings plc	235,192	11,061,746
British American Tobacco plc	747,743	26,643,995
BT Group plc	1,226,496	2,872,887
Diageo plc	137,161	5,719,641
Domino’s Pizza Group plc	2,174,745	6,535,400
GlaxoSmithKline plc	722,191	14,935,581
Hiscox Ltd.	303,226	6,241,690
Linde plc	60,775	11,623,165
Lloyds Banking Group plc	16,380,575	10,596,327
Ultra Electronics Holdings plc	63,612	1,508,276
Unilever NV, CVA	39,231	2,273,971
WPP plc	251,367	2,960,962
		102,973,641
United States - 17.0%
3M Co.	62,647	10,945,684
American Express Co.	26,071	3,242,450
Analog Devices, Inc.	27,849	3,271,144
Anthem, Inc.	17,469	5,146,542
Bank of New York Mellon Corp. (The)	174,667	8,195,376
BB&T Corp.	248,701	12,815,562
CH Robinson Worldwide, Inc.	96,856	8,109,753
Colgate-Palmolive Co.	268,127	19,235,431
ConocoPhillips	15,850	936,418
Cummins, Inc.	21,386	3,507,304
Deere & Co.	45,280	7,500,632
Exxon Mobil Corp.	350,620	26,072,103
H&R Block, Inc.	106,824	2,957,957
Microsoft Corp.	54,877	7,478,089
National Oilwell Varco, Inc.	144,553	3,443,252
Omnicom Group, Inc.	132,256	10,609,576
Oracle Corp.	213,228	12,004,736
Philip Morris International, Inc.	214,517	17,935,766
Royal Gold, Inc.	38,328	4,386,640
San Juan Basin Royalty Trust	355,157	1,164,915
Schlumberger Ltd.	415,029	16,588,709
Synchrony Financial	49,677	1,782,411
Texas Instruments, Inc.	79,930	9,992,049
Tiffany & Co.	53,002	4,977,948
Travelers Cos., Inc. (The)	39,095	5,732,109
UGI Corp.	35,088	1,792,646
Union Pacific Corp.	54,335	9,777,583
US Bancorp	97,344	5,563,210
Wells Fargo & Co.	211,831	10,254,739
Weyerhaeuser Co., REIT	730,272	18,556,211
		253,976,945
TOTAL COMMON STOCKS (Cost $749,483,911)		826,179,521

	Principal Amount ($)

CORPORATE BONDS - 22.6%

Australia - 0.2%
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	2,633,000	2,488,185

Canada - 1.4%
Alimentation Couche-Tard, Inc.
2.35%, 12/13/2019(a)	2,901,000	2,898,825
Methanex Corp.
3.25%, 12/15/2019	7,800,000	7,806,939
New Gold, Inc.
6.25%, 11/15/2022(a)	2,659,000	2,539,345
Open Text Corp.
5.63%, 1/15/2023(a)	7,229,000	7,389,484
5.88%, 6/1/2026(a)	398,000	424,750
		21,059,343
Germany - 0.6%
Bayer US Finance LLC
2.38%, 10/8/2019(a)	2,577,000	2,574,641
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/2021‡(a)	2,494,000	2,606,676
IHO Verwaltungs GmbH
4.75%, 9/15/2026(a)(b)	2,350,887	2,274,483
6.00%, 5/15/2027(a)(b)	1,336,632	1,333,290
		8,789,090
Netherlands - 1.7%
NXP BV
4.13%, 6/1/2021(a)	2,953,000	3,020,661
4.63%, 6/1/2023(a)	4,847,000	5,118,396
Shell International Finance BV
1.38%, 9/12/2019	426,000	425,523
4.38%, 3/25/2020	7,564,000	7,664,796
2.13%, 5/11/2020	4,211,000	4,207,422
2.25%, 11/10/2020	4,824,000	4,828,670
		25,265,468
United Kingdom - 0.4%
Ashtead Capital, Inc.
5.25%, 8/1/2026(a)	378,000	395,010
Jaguar Land Rover Automotive plc
4.25%, 11/15/2019(a)	2,433,000	2,429,959
Lloyds Banking Group plc
3.00%, 1/11/2022	1,250,000	1,256,570
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(c)	2,090,000	2,079,822
		6,161,361
United States - 18.3%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	10,340,000	10,598,500
Aircastle Ltd.
7.63%, 4/15/2020	2,525,000	2,606,212
5.50%, 2/15/2022	4,919,000	5,211,065
Altria Group, Inc.
2.63%, 1/14/2020	2,443,000	2,445,274
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	3,493,000	3,536,907
6.25%, 3/15/2026	2,351,000	2,342,184
American Express Credit Corp.
1.70%, 10/30/2019	4,038,000	4,030,700

See Notes to Schedule of Investments.	(Continued)

Investments	Principal Amount ($)	Value ($)
2.25%, 5/5/2021	9,653,000	9,651,294
Andeavor Logistics LP
3.50%, 12/1/2022	111,000	113,367
Aramark Services, Inc.
5.13%, 1/15/2024	5,970,000	6,121,518
5.00%, 4/1/2025(a)	1,541,000	1,586,922
4.75%, 6/1/2026	1,076,000	1,104,245
5.00%, 2/1/2028(a)	194,000	202,245
Berry Global, Inc.
5.50%, 5/15/2022	1,145,000	1,157,881
Block Financial LLC
4.13%, 10/1/2020	2,474,000	2,512,255
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	704,000	728,640
CA, Inc.
5.38%, 12/1/2019	3,558,000	3,586,403
CCO Holdings LLC
5.25%, 9/30/2022	1,459,000	1,475,414
Centene Corp.
5.63%, 2/15/2021	3,729,000	3,782,064
4.75%, 5/15/2022	2,036,000	2,060,045
4.75%, 1/15/2025	2,941,000	2,999,879
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,331,000	1,395,953
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	350,000	370,125
Charter Communications Operating LLC
3.58%, 7/23/2020	11,900,000	11,993,847
4.46%, 7/23/2022	2,306,000	2,414,490
4.91%, 7/23/2025	2,072,000	2,234,806
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	13,847,000	13,985,470
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021(d)	7,707,000	1,156,050
CNH Industrial Capital LLC
4.38%, 11/6/2020	687,000	700,871
3.88%, 10/15/2021	3,225,000	3,299,691
CommScope, Inc.
5.50%, 3/1/2024(a)	563,000	570,037
Constellation Brands, Inc.
2.00%, 11/7/2019	801,000	799,630
3.88%, 11/15/2019	759,000	761,563
Crown Americas LLC
4.50%, 1/15/2023	3,626,000	3,743,845
CVS Health Corp.
3.13%, 3/9/2020	882,000	885,818
(ICE LIBOR USD 3 Month + 0.72%), 3.17%, 3/9/2021(c)	963,000	967,246
DCP Midstream Operating LP
5.35%, 3/15/2020(a)	12,790,000	12,983,129
4.75%, 9/30/2021(a)	4,084,000	4,201,415
6.45%, 11/3/2036(a)	1,545,000	1,637,700
Dell International LLC
4.42%, 6/15/2021(a)	4,220,000	4,345,267
6.02%, 6/15/2026(a)	3,103,000	3,428,935
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	1,619,000	1,542,097
Dollar Tree, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.00%, 4/17/2020(c)	95,000	95,010
3.70%, 5/15/2023	1,344,000	1,387,349
DuPont de Nemours, Inc.
3.77%, 11/15/2020	9,372,000	9,536,030
EMC Corp.
2.65%, 6/1/2020	3,528,000	3,509,589
Energizer Holdings, Inc.
6.38%, 7/15/2026(a)	1,528,000	1,592,940
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	3,870,000	3,857,887
Foot Locker, Inc.
8.50%, 1/15/2022	2,494,000	2,768,340
General Electric Co.
2.20%, 1/9/2020	8,652,000	8,645,847
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)	1,990,000	1,950,200
HCA, Inc.
4.50%, 2/15/2027	9,547,000	10,144,257
IQVIA, Inc.
4.88%, 5/15/2023(a)	6,321,000	6,464,803
John Deere Capital Corp.
2.35%, 1/8/2021	2,561,000	2,569,625
KFC Holding Co.
5.00%, 6/1/2024(a)	600,000	619,500
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	4,015,000	4,195,675
4.88%, 11/1/2026(a)	803,000	833,112
Meredith Corp.
6.88%, 2/1/2026	1,716,000	1,814,670
MGM Resorts International
5.25%, 3/31/2020	2,308,000	2,342,620
Nielsen Finance LLC
4.50%, 10/1/2020	164,000	164,389
Philip Morris International, Inc.
2.00%, 2/21/2020	408,000	407,110
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	3,300,000	3,407,250
5.88%, 9/30/2027(a)	3,343,000	3,510,150
Plantronics, Inc.
5.50%, 5/31/2023(a)	3,656,000	3,719,980
Post Holdings, Inc.
5.50%, 3/1/2025(a)	1,076,000	1,119,040
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,574,644
Sprint Communications, Inc.
6.00%, 11/15/2022	1,800,000	1,912,500
Symantec Corp.
4.20%, 9/15/2020	5,214,000	5,296,885
3.95%, 6/15/2022	2,040,000	2,059,566
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,107,000	3,262,350
5.75%, 1/15/2028(a)	772,000	799,020

See Notes to Schedule of Investments.	(Continued)

Investments	Principal Amount ($)	Value ($)
TEGNA, Inc.
5.13%, 7/15/2020	4,641,000	4,636,220
Teleflex, Inc.
5.25%, 6/15/2024	1,428,000	1,463,700
4.63%, 11/15/2027	824,000	855,642
UnitedHealth Group, Inc.
1.95%, 10/15/2020	2,092,000	2,084,548
Valvoline, Inc.
4.38%, 8/15/2025	979,000	986,343
Veritas US, Inc.
7.50%, 2/1/2023(a)	2,387,000	2,300,471
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.65%), 3.17%, 3/1/2021(c)	3,834,000	3,838,509
4.50%, 4/1/2025	3,786,000	4,019,891
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 9/6/2019(c)(e)	6,773,000	6,796,706
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,695,000	4,724,344
5.38%, 6/15/2024	2,693,000	2,780,522
Western Digital Corp.
4.75%, 2/15/2026	4,523,000	4,472,116
Xerox Corp.
5.63%, 12/15/2019	3,524,000	3,555,716
		273,346,065
TOTAL CORPORATE BONDS (COST $336,778,540)		337,109,512

	Ounces

COMMODITIES - 5.6%

Gold bullion*	59,489	84,049,051
TOTAL COMMODITIES (Cost $74,192,280)		84,049,051

	Principal Amount ($)

U.S. TREASURY OBLIGATIONS - 5.3%

U.S. Treasury Notes
1.38%, 12/15/2019	7,500,000	7,480,371
1.63%, 6/30/2020	11,550,000	11,503,078
2.63%, 7/31/2020	18,950,000	19,056,594
1.13%, 6/30/2021	19,405,000	19,123,779
2.13%, 6/30/2021	7,135,000	7,165,937
2.13%, 6/30/2022	15,238,000	15,364,785
		79,694,544
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,395,993)		79,694,544

LOAN ASSIGNMENTS - 1.3%

United States - 1.3%
BI-LO Holding Finance LLC, First Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 10.46%, 5/15/2024(c)	9,812,193	9,374,766
Osum Productions Corp., Term Loan
(ICE LIBOR USD 6 Month + 9.50%), 11.83%, 7/31/2022‡(c)	5,585,557	5,138,712
Zebra Technologies Corp., Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 4.11%, 10/27/2021(c)	4,046,021	4,050,350
		18,563,828
TOTAL LOAN ASSIGNMENTS COST $19,081,634)		18,563,828

Shares

CLOSED END FUNDS - 0.6%

United Kingdom - 0.6%
Caledonia Investments plc (Cost $8,309,362)	233,913	8,652,720

	Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES - 0.4%

Indonesia - 0.1%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	24,166,000,000	1,784,391

Singapore - 0.3%
Singapore Government Bond
3.25%, 9/1/2020	SGD	1,568,000	1,159,711
2.25%, 6/1/2021	SGD	3,839,000	2,822,046
			3,981,757
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,775,374)			5,766,148

	Shares

PREFERRED STOCKS - 0.2%

United States - 0.2%
Bank of New York Mellon Corp. (The) 5.20%, 09/20/19(e)	950	24,187
General American Investors Co., Inc., Series B 5.95%, 09/05/19(e)	4,712	127,224
MetLife, Inc., Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 09/05/19(c)(e)	67,936	1,646,089

See Notes to Schedule of Investments.	(Continued)

Investments	Shares	Value ($)
US Bancorp, Series B(ICE LIBOR USD 3 Month + 0.60%), 3.50%, 09/05/19(c)(e)	89,375	1,833,975
TOTAL PREFERRED STOCKS (COST $3,574,273)		3,631,475

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.8%

COMMERCIAL PAPER - 6.8%
CenterPoint Energy, Inc.
2.48%, 8/1/2019(a)(f)	20,178,000	20,176,625
Eni Finance USA, Inc.
2.48%, 8/1/2019(a)(f)	34,085,000	34,082,645
Hitachi America Capital Ltd.
2.53%, 8/1/2019(a)(f)	36,811,000	36,808,382
Molson Coors Brewing Co.
2.50%, 8/1/2019(f)	10,225,000	10,224,288
TOTAL COMMERCIAL PAPER (Cost $101,299,000)		101,291,940
U.S. TREASURY OBLIGATIONS - 2.0%
U.S. Treasury Bills
2.15%, 8/13/2019(f)	15,000,000	14,989,707
2.28%, 9/5/2019(f)	15,000,000	14,970,955
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,956,196)		29,960,662

	Shares
INVESTMENT COMPANIES - 0.0%(g)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.16% (h) (Cost $19,138)	19,138	19,138

TOTAL SHORT-TERM INVESTMENTS (Cost $131,274,334)		131,271,740

Total Investments - 100.2% (Cost $1,407,865,701)		1,494,918,539
Liabilities in excess of other assets - (0.2)%		(3,396,811)
Net Assets - 100.0%		1,491,521,728

See Notes to Schedule of Investments.	(Continued)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)	Payment in-kind security.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2019.
(d)	Defaulted security.
(e)	Perpetual security. The rate reflected was the rate in effect on July 31, 2019. The maturity date reflects the next call date.
(f)	The rate shown was the current yield as of July 31, 2019.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of July 31, 2019.

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,306,441	EUR	9,783,000	UBS AG	8/21/2019	$459,389
USD	6,778,636	GBP	5,244,000	UBS AG	8/21/2019	395,207
USD	1,877,809	JPY	199,735,000	UBS AG	8/21/2019	39,187
USD	7,822,370	EUR	6,765,000	HSBC Bank plc	9/18/2019	304,202
USD	3,171,860	GBP	2,454,000	HSBC Bank plc	9/18/2019	180,427
USD	4,390,328	JPY	473,734,000	HSBC Bank plc	9/18/2019	19,920
USD	8,114,159	EUR	7,128,000	Goldman Sachs	10/16/2019	174,102
USD	1,926,262	GBP	1,510,000	Goldman Sachs	10/16/2019	83,118
USD	3,060,202	JPY	329,140,000	Goldman Sachs	10/16/2019	17,048
USD	9,310,948	EUR	8,199,000	JPMorgan Chase Bank	11/13/2019	156,051
USD	3,256,141	GBP	2,588,000	JPMorgan Chase Bank	11/13/2019	93,041
USD	3,229,539	JPY	347,605,000	JPMorgan Chase Bank	11/13/2019	8,404
Total unrealized appreciation						1,930,096
EUR	2,000,000	USD	2,260,280	UBS AG	8/21/2019	(42,749)
USD	4,098,070	JPY	445,870,000	UBS AG	8/21/2019	(6,299)
EUR	871,000	USD	988,933	JPMorgan Chase Bank	11/13/2019	(16,386)
Total unrealized depreciation						(65,434)
Net unrealized appreciation						$1,864,662

Abbreviations
ADR	American Depositary Receipt
CVA	Dutch Certification
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.1%
Air Freight & Logistics	0.5
Auto Components	0.6
Automobiles	0.6
Banks	4.3
Beverages	1.7
Building Products	0.4
Capital Markets	0.6
Chemicals	3.2
Commercial Services & Supplies	2.5
Commodities	5.6
Communications Equipment	0.3
Construction Materials	1.2
Consumer Finance	1.4
Containers & Packaging	0.7
Diversified Consumer Services	0.3
Diversified Financial Services	5.1
Diversified Telecommunication Services	0.7
Electrical Equipment	0.7
Electronic Equipment, Instruments and Components	0.3
Energy Equipment & Services	1.4
Equity Real Estate Investment Trusts (REITs)	1.2
Food & Staples Retailing	0.8
Food Products	6.3
Foreign Government Securities	0.4
Gas Utilities	0.1
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	2.0
Health Care Technology	0.4
Hotels, Restaurants & Leisure	1.9
Household Durables	1.0
Household Products	1.5
Industrial Conglomerates	3.0
Insurance	2.2
IT Services	0.2
Life Sciences Tools & Services	0.0 *
Machinery	2.4
Media	2.7
Metals & Mining	2.0
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	4.5
Personal Products	0.2
Pharmaceuticals	2.1
Real Estate Management & Development	1.9
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	1.9
Software	2.7
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	1.4
Textiles, Apparel & Luxury Goods	0.9
Tobacco	4.4
Trading Companies & Distributors	1.4
U.S. Treasury Obligations	5.3
Wireless Telecommunication Services	2.2
Short-Term Investments	8.8
Total Investments	100.2%

*Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Fund
Schedule of Investments
July 31, 2019 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 83.5%
Australia - 0.6%
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	1,721,000	1,626,345

Canada - 6.5%
Clearwater Seafoods, Inc.
6.88%, 5/1/2025(a)	1,876,000	1,899,450
Kinross Gold Corp.
4.50%, 7/15/2027	1,868,000	1,891,350
Mercer International, Inc.
7.38%, 1/15/2025	544,000	562,931
New Gold, Inc.
6.25%, 11/15/2022(a)	5,338,000	5,097,790
Open Text Corp.
5.63%, 1/15/2023(a)	5,902,000	6,033,024
5.88%, 6/1/2026(a)	94,000	100,318
Precision Drilling Corp.
7.75%, 12/15/2023	2,068,000	2,078,340
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	942,000	979,680
		18,642,883
Germany - 1.2%
IHO Verwaltungs GmbH
4.75%, 9/15/2026(a)(b)	2,257,433	2,184,067
6.00%, 5/15/2027(a)(b)	1,280,244	1,277,043
		3,461,110
Netherlands - 1.5%
NXP BV
4.63%, 6/1/2023(a)	4,013,000	4,237,698

Singapore - 0.4%
Avation Capital SA
6.50%, 5/15/2021(a)	1,216,000	1,249,440

South Korea - 0.8%
MagnaChip Semiconductor Corp.
6.63%, 7/15/2021(c)	2,202,000	2,179,980

United Kingdom - 4.2%
CNH Industrial NV
4.50%, 8/15/2023	1,880,000	1,980,580
EnQuest plc
7.00%, 4/15/2022(b)(d)	6,898,957	5,667,493
Jaguar Land Rover Automotive plc
4.25%, 11/15/2019(a)	4,341,000	4,335,574
		11,983,647
United States - 68.3%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	4,362,000	4,471,050
Adient Global Holdings Ltd.
4.88%, 8/15/2026(a)	1,784,000	1,364,760
AECOM
5.13%, 3/15/2027	188,000	196,930
Aircastle Ltd.
7.63%, 4/15/2020	4,515,000	4,660,217
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	2,682,000	2,715,713
6.25%, 3/15/2026	2,996,000	2,984,765
AMN Healthcare, Inc.
5.13%, 10/1/2024(a)	6,161,000	6,299,622
Antero Resources Corp.
5.63%, 6/1/2023	6,341,000	6,008,097
Aramark Services, Inc.
5.13%, 1/15/2024	3,103,000	3,181,754
5.00%, 4/1/2025(a)	623,000	641,565
4.75%, 6/1/2026	1,556,000	1,596,845
5.00%, 2/1/2028(a)	57,000	59,423
B&G Foods, Inc.
5.25%, 4/1/2025	3,669,000	3,650,655
Berry Global, Inc.
5.50%, 5/15/2022	1,442,000	1,458,223
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	168,000	173,880
California Resources Corp.
8.00%, 12/15/2022(a)	4,244,000	2,970,800
CCO Holdings LLC
5.25%, 9/30/2022	427,000	431,804
Centene Corp.
5.63%, 2/15/2021	3,378,000	3,426,069
4.75%, 5/15/2022	3,271,000	3,309,630
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,984,000	2,080,819
Series W, 6.75%, 12/1/2023	2,968,000	3,202,917
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	306,000	323,595
Charter Communications Operating LLC
4.91%, 7/23/2025	465,000	501,537
Chemours Co. (The)
6.63%, 5/15/2023	2,202,000	2,211,645
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	6,799,000	6,866,990
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021(e)	7,629,000	1,144,350
CNH Industrial Capital LLC
3.88%, 10/15/2021	1,559,000	1,595,106
CommScope, Inc.
5.50%, 3/1/2024(a)	118,000	119,475
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	1,400,000	1,291,500
Crown Americas LLC
4.50%, 1/15/2023	3,692,000	3,811,990
4.75%, 2/1/2026	1,844,000	1,895,632
DCP Midstream Operating LP
5.35%, 3/15/2020(a)	1,282,000	1,301,358
4.75%, 9/30/2021(a)	5,186,000	5,335,098
Dell International LLC
7.13%, 6/15/2024(a)	4,740,000	5,012,589

See Notes to Schedule of Investments.	(Continued)

Investments	Principal Amount ($)	Value ($)
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	982,000	935,355
EMC Corp.
2.65%, 6/1/2020	3,800,000	3,780,169
Energizer Holdings, Inc.
6.38%, 7/15/2026(a)	1,763,000	1,837,928
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	1,578,000	1,573,061
FirstCash, Inc.
5.38%, 6/1/2024(a)	1,596,000	1,647,918
GameStop Corp.
6.75%, 3/15/2021(a)	200,000	198,500
Genesis Energy LP
6.00%, 5/15/2023	3,702,000	3,720,510
6.50%, 10/1/2025	1,421,000	1,410,342
GLP Capital LP
5.25%, 6/1/2025	3,627,000	3,895,761
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)	2,637,000	2,584,260
HCA Healthcare, Inc.
6.25%, 2/15/2021	2,340,000	2,451,992
HCA, Inc.
4.50%, 2/15/2027	1,761,000	1,871,167
IQVIA, Inc.
4.88%, 5/15/2023(a)	2,928,000	2,994,612
5.00%, 10/15/2026(a)	800,000	836,000
JBS USA LUX SA
6.75%, 2/15/2028(a)	1,993,000	2,142,475
KFC Holding Co.
5.00%, 6/1/2024(a)	3,845,000	3,969,962
5.25%, 6/1/2026(a)	600,000	622,920
Koppers, Inc.
6.00%, 2/15/2025(a)	1,389,000	1,312,605
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,939,000	2,026,255
4.88%, 11/1/2026(a)	388,000	402,550
Lennar Corp.
6.63%, 5/1/2020	2,777,000	2,839,482
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/2022	1,623,000	1,582,425
Meredith Corp.
6.88%, 2/1/2026	3,382,000	3,576,465
MGIC Investment Corp.
5.75%, 8/15/2023	470,000	509,950
NGL Energy Partners LP
7.50%, 11/1/2023	2,936,000	3,031,420
Nielsen Finance LLC
4.50%, 10/1/2020	129,000	129,306
Party City Holdings, Inc.
6.63%, 8/1/2026(a)	557,000	536,112
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	1,021,000	1,054,183
5.88%, 9/30/2027(a)	638,000	669,900
Plantronics, Inc.
5.50%, 5/31/2023(a)	1,696,000	1,725,680
Post Holdings, Inc.
5.50%, 3/1/2025(a)	430,000	447,200
Radian Group, Inc.
4.50%, 10/1/2024	645,000	663,234
SBA Communications Corp.
4.88%, 9/1/2024	3,643,000	3,747,263
Sealed Air Corp.
4.88%, 12/1/2022(a)	934,000	986,313
Shea Homes LP
5.88%, 4/1/2023(a)	4,705,000	4,840,504
Silgan Holdings, Inc.
5.50%, 2/1/2022	4,720,000	4,720,000
Spectrum Brands, Inc.
5.75%, 7/15/2025	2,968,000	3,074,700
Sprint Communications, Inc.
7.00%, 8/15/2020	2,000,000	2,074,420
6.00%, 11/15/2022	1,026,000	1,090,125
Symantec Corp.
4.20%, 9/15/2020	3,442,000	3,496,716
3.95%, 6/15/2022	918,000	926,805
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,389,400
5.75%, 1/15/2028(a)	918,000	950,130
TEGNA, Inc.
5.13%, 7/15/2020	3,514,000	3,510,381
Teleflex, Inc.
5.25%, 6/15/2024	472,000	483,800
4.63%, 11/15/2027	264,000	274,138
Ultra Resources, Inc.
7.13%, 4/15/2025(a)	3,868,000	309,440
Valvoline, Inc.
5.50%, 7/15/2024	233,000	240,573
4.38%, 8/15/2025	3,874,000	3,903,055
Veritas US, Inc.
7.50%, 2/1/2023(a)	2,290,000	2,206,988
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	1,071,000	1,129,905
Weight Watchers International, Inc.
8.63%, 12/1/2025(a)	3,125,000	3,034,938
WellCare Health Plans, Inc.
5.38%, 8/15/2026(a)	279,000	295,079
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,523,000	4,551,269
Western Digital Corp.
4.75%, 2/15/2026	531,000	525,026
Xerox Corp.
5.63%, 12/15/2019	2,360,000	2,381,240
		195,418,310
TOTAL CORPORATE BONDS (COST $243,564,332)		238,799,413

See Notes to Schedule of Investments.	(Continued)

Investments	Principal Amount ($)	Value ($)

LOAN ASSIGNMENTS - 5.6%

United States - 5.6%
BI-LO Holding Finance LLC, First Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 10.46%, 5/15/2024(f)	4,760,457	4,548,236
BJ’s Wholesale Club, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 5.08%, 2/3/2024(f)	3,629,348	3,634,248
Osum Productions Corp., Term Loan
(ICE LIBOR USD 6 Month + 9.50%), 11.83%, 7/31/2022‡(f)	6,964,714	6,407,537
Zebra Technologies Corp., Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 4.11%, 10/27/2021(f)	1,518,927	1,520,552
		16,110,573
TOTAL LOAN ASSIGNMENTS (COST $16,594,707)		16,110,573

	Shares
COMMON STOCKS - 3.2%
United States - 3.2%
Southeastern Grocers, Inc.*‡ (g) (Cost $7,855,278)	257,973	9,281,868

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 7.0%

COMMERCIAL PAPER - 7.0%
CenterPoint Energy, Inc.
2.48%, 8/1/2019(a)(h)	3,990,000	3,989,728
Eni Finance USA, Inc.
2.48%, 8/1/2019(a)(h)	6,739,000	6,738,534
Hitachi America Capital Ltd.
2.53%, 8/1/2019(a)(h)	7,278,000	7,277,483
Molson Coors Brewing Co.
2.50%, 8/1/2019(h)	2,022,000	2,021,859
TOTAL COMMERCIAL PAPER (Cost $20,029,000)		20,027,604

	Shares
INVESTMENT COMPANIES - 0.0%(i)
JP Morgan U.S. Government Money Market Fund, Agency Shares 2.16% (j) (Cost $4,021)	4,021	4,021

TOTAL SHORT-TERM INVESTMENTS (Cost $20,033,021)		20,031,625
Total Investments - 99.3% (Cost $288,047,338)		284,223,479
Other Assets Less Liabilities - 0.7%		1,932,473
Net Assets - 100.0%		286,155,952

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)	Payment in-kind security.
(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2019.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Defaulted security.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2019.
(g)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2019 amounted to $9,281,868, which represents approximately 3.24% of net assets of the Fund.

(h)	The rate shown was the current yield as of July 31, 2019.
(i)	Represents less than 0.05% of net assets.
(j)	Represents 7-day effective yield as of July 31, 2019.

See Notes to Schedule of Investments.	(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,258,575	EUR	3,750,000	JPMorgan Chase Bank	11/13/2019	$71,374
Total unrealized appreciation						71,374
EUR	3,750,000	USD	4,263,311	JPMorgan Chase Bank	11/13/2019	(76,110)
Total unrealized depreciation						(76,110)
Net unrealized depreciation						$(4,736)

Abbreviations

EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.1%
Auto Components	3.7
Automobiles	1.5
Chemicals	3.8
Commercial Services & Supplies	4.7
Communications Equipment	0.6
Construction & Engineering	0.1
Consumer Finance	1.0
Containers & Packaging	4.4
Diversified Consumer Services	1.1
Diversified Telecommunication Services	1.9
Electric Utilities	0.4
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	1.0
Equity Real Estate Investment Trusts (REITs)	2.7
Food & Staples Retailing	4.8
Food Products	4.3
Health Care Equipment & Supplies	0.3
Health Care Providers & Services	4.1
Health Care Technology	1.3
Hotels, Restaurants & Leisure	1.6
Household Durables	4.2
Household Products	1.7
Life Sciences Tools & Services	0.1
Machinery	1.3
Media	3.1
Metals & Mining	2.5
Oil, Gas & Consumable Fuels	15.4
Paper & Forest Products	0.2
Professional Services	2.2
Retail - Consumer Staples	1.3
Semiconductors & Semiconductor Equipment	2.3
Software	4.4
Specialty Retail	0.9
Technology Hardware, Storage & Peripherals	4.1
Thrifts & Mortgage Finance	0.4
Trading Companies & Distributors	3.2
Wireless Telecommunication Services	1.1
Short-Term Investments	7.0
Total Investments	99.3%

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
July 31, 2019 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 90.1%
Aerospace & Defense - 4.7%
Aerojet Rocketdyne Holdings, Inc.*(a)	209,477	8,948,858
General Dynamics Corp.(a)	241,247	44,857,467
		53,806,325
Biotechnology - 4.7%
Halozyme Therapeutics, Inc.*(a)	1,637,475	27,820,700
Intrexon Corp.*	842,665	6,732,894
Medicines Co. (The)*(a)	509,573	18,263,096
		52,816,690
Capital Markets - 5.9%
Intercontinental Exchange, Inc.(a)	318,127	27,950,638
KKR & Co., Inc., Class A(a)	1,459,780	39,049,115
		66,999,753
Chemicals - 3.0%
Huntsman Corp.(a)	630,666	12,960,186
Sherwin-Williams Co. (The)(a)	40,600	20,829,424
		33,789,610
Construction Materials - 4.2%
Martin Marietta Materials, Inc.(a)	192,106	47,594,262

Containers & Packaging - 6.9%
Ball Corp.(a)	1,039,172	74,280,014
Packaging Corp. of America(a)	38,173	3,854,328
		78,134,342
Diversified Consumer Services - 5.2%
frontdoor, Inc.*(a)	803,799	36,685,386
ServiceMaster Global Holdings, Inc.*(a)	426,757	22,716,275
		59,401,661
Electrical Equipment - 2.8%
Bloom Energy Corp., Class A*(a)	339,400	3,546,730
nVent Electric plc	1,151,218	28,538,694
		32,085,424
Food Products - 5.6%
Post Holdings, Inc.*(a)	596,477	63,954,264

Health Care Providers & Services - 2.5%
Laboratory Corp. of America Holdings*(a)	165,900	27,791,568

Hotels, Restaurants & Leisure - 10.6%
Wyndham Destinations, Inc.	1,672,008	78,684,697
Wyndham Hotels & Resorts, Inc.(a)	737,968	41,732,090
		120,416,787
Insurance - 2.9%
Aon plc(a)	174,389	33,003,118

Interactive Media & Services - 2.1%
Zillow Group, Inc., Class C*(a)	466,200	23,291,352

IT Services - 1.1%
Conduent, Inc.*(a)	1,370,627	12,472,706

Oil, Gas & Consumable Fuels - 3.9%
Marathon Petroleum Corp.	789,771	44,535,187

Pharmaceuticals - 7.6%
Allergan plc(a)	190,502	30,575,571
Innoviva, Inc.*(a)	1,200,200	14,258,376
Perrigo Co. plc(a)	712,600	38,487,526
TherapeuticsMD, Inc.*	1,443,856	3,104,290
		86,425,763
Professional Services - 3.5%
Equifax, Inc.(a)	280,916	39,072,606

Semiconductors & Semiconductor Equipment - 6.7%
Cree, Inc.*(a)	517,700	32,190,586
Entegris, Inc.(a)	319,500	13,901,445
Qorvo, Inc.*(a)	408,885	29,967,182
		76,059,213
Technology Hardware, Storage & Peripherals - 3.3%
HP, Inc.(a)	1,750,809	36,837,021

Trading Companies & Distributors - 2.9%
Univar, Inc.*	1,503,750	33,262,950

TOTAL COMMON STOCKS (Cost $842,088,870)		1,021,750,602

	No. of Contracts
OPTIONS PURCHASED - 2.6%

Call Options - 2.4%
Exchange Traded
Chemicals - 0.4%
Albemarle Corp. 01/15/2021 at USD 75 Notional Amount: USD 18,240,000	2,500	2,800,000
Albemarle Corp. 01/15/2021 at USD 80 Notional Amount: USD 10,944,000	1,500	1,350,000
		4,150,000
Food Products - 0.0%(b)
Tyson Foods, Inc. 01/17/2020 at USD 60 Notional Amount: USD 1,987,500	250	497,500

See Notes to Schedule of Investments.	(Continued)

Investments	Shares	Value ($)
Interactive Media & Services - 0.2%
Snap, Inc. 01/17/2020 at USD 10 Notional Amount: USD 5,880,000	3,500	2,537,500

Pharmaceuticals - 0.2%
Perrigo Co. plc 01/17/2020 at USD 35 Notional Amount: USD 5,401,000	1,000	1,960,000

Professional Services - 0.4%
Equifax, Inc. 01/17/2020 at USD 80 Notional Amount: USD 3,477,250	250	1,490,000
Equifax, Inc. 01/17/2020 at USD 85 Notional Amount: USD 6,954,500	500	2,735,000
		4,225,000
Technology Hardware, Storage & Peripherals - 1.0%
Western Digital Corp. 01/17/2020 at USD 40 Notional Amount: USD 37,723,000	7,000	11,445,000

Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. 01/17/2020 at USD 37.5 Notional Amount: USD 20,255,000	5,000	2,425,000

TOTAL CALL OPTIONS		27,240,000
Put Options - 0.2%

Biotechnology - 0.1%
Medicines Co. (The) 08/16/2019 at USD 35 Notional Amount: USD 3,584,000	1,000	105,000
Medicines Co. (The) 09/20/2019 at USD 30 Notional Amount: USD 5,376,000	1,500	405,000
		510,000
Trading Companies & Distributors - 0.1%
Univar, Inc. 09/20/2019 at USD 22.5 Notional Amount: USD 22,120,000	10,000	1,400,000

TOTAL PUT OPTIONS		1,910,000
TOTAL OPTIONS PURCHASED (Cost $28,267,892)		29,150,000

	Shares

SHORT-TERM INVESTMENTS - 10.9%

INVESTMENT COMPANIES - 10.9%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 2.16% (c) (Cost $123,622,749)	123,622,749	123,622,749

Total Investments - 103.6% (Cost $993,979,511)		1,174,523,351
Liabilities in excess of other assets - (3.6%)		(41,082,793)
Net Assets - 100.0%		1,133,440,558

*       Non-income producing security.

(a)     All or a portion of the security pledged as collateral for call options written.

(b)     Represents less than 0.05% of net assets.

(c)     Represents 7-day effective yield as of July 31, 2019.

See Notes to Schedule of Investments.	(Continued)

Written Call Options Contracts as of July 31, 2019

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Aerojet Rocketdyne Holdings, Inc.	Exchange Traded	2,094	USD	(8,945,568)	USD	35.00	8/16/2019	$(1,800,840)
Allergan plc	Exchange Traded	506	USD	(8,121,300)	USD	160.00	8/16/2019	(99,682)
Allergan plc	Exchange Traded	253	USD	(4,060,650)	USD	165.00	8/16/2019	(9,614)
Allergan plc	Exchange Traded	127	USD	(2,038,350)	USD	165.00	9/20/2019	(21,590)
Allergan plc	Exchange Traded	507	USD	(8,137,350)	USD	170.00	8/16/2019	(4,563)
Aon plc	Exchange Traded	174	USD	(3,292,950)	USD	195.00	8/16/2019	(29,580)
Aon plc	Exchange Traded	174	USD	(3,292,950)	USD	195.00	9/20/2019	(45,240)
Aon plc	Exchange Traded	87	USD	(1,646,475)	USD	195.00	10/18/2019	(34,800)
Aon plc	Exchange Traded	87	USD	(1,646,475)	USD	200.00	10/18/2019	(19,575)
Ball Corp.	Exchange Traded	1,039	USD	(7,426,772)	USD	65.00	8/16/2019	(711,715)
Ball Corp.	Exchange Traded	1,040	USD	(7,433,920)	USD	70.00	8/16/2019	(312,000)
Ball Corp.	Exchange Traded	520	USD	(3,716,960)	USD	72.50	8/16/2019	(83,200)
Bloom Energy Corp.	Exchange Traded	1,584	USD	(1,655,280)	USD	12.00	11/15/2019	(134,640)
Bloom Energy Corp.	Exchange Traded	1,810	USD	(1,891,450)	USD	14.00	11/15/2019	(72,400)
Conduent, Inc.	Exchange Traded	1,178	USD	(1,071,980)	USD	10.00	10/18/2019	(82,460)
Cree, Inc.	Exchange Traded	1,933	USD	(12,019,394)	USD	50.00	9/20/2019	(2,493,570)
Cree, Inc.	Exchange Traded	2,000	USD	(12,436,000)	USD	55.00	9/20/2019	(1,800,000)
Cree, Inc.	Exchange Traded	1,007	USD	(6,261,526)	USD	60.00	9/20/2019	(515,584)
Entegris, Inc.	Exchange Traded	568	USD	(2,471,368)	USD	40.00	11/15/2019	(326,032)
Entegris, Inc.	Exchange Traded	2,036	USD	(8,858,636)	USD	45.00	11/15/2019	(473,370)
Equifax, Inc.	Exchange Traded	250	USD	(3,477,250)	USD	125.00	8/16/2019	(366,250)
Equifax, Inc.	Exchange Traded	1,559	USD	(21,684,131)	USD	130.00	10/18/2019	(1,746,080)
Equifax, Inc.	Exchange Traded	250	USD	(3,477,250)	USD	135.00	8/16/2019	(126,250)
Equifax, Inc.	Exchange Traded	500	USD	(6,954,500)	USD	135.00	10/18/2019	(380,000)
Equifax, Inc.	Exchange Traded	250	USD	(3,477,250)	USD	140.00	10/18/2019	(113,750)
frontdoor, Inc.	Exchange Traded	797	USD	(3,637,508)	USD	40.00	10/18/2019	(589,780)
frontdoor, Inc.	Exchange Traded	804	USD	(3,669,456)	USD	47.00	9/20/2019	(215,070)
General Dynamics Corp.	Exchange Traded	133	USD	(2,473,002)	USD	175.00	11/15/2019	(206,815)
General Dynamics Corp.	Exchange Traded	295	USD	(5,485,230)	USD	180.00	11/15/2019	(354,000)
General Dynamics Corp.	Exchange Traded	562	USD	(10,449,828)	USD	185.00	11/15/2019	(528,280)
General Dynamics Corp.	Exchange Traded	230	USD	(4,276,620)	USD	190.00	11/15/2019	(151,800)
Halozyme Therapeutics, Inc.	Exchange Traded	848	USD	(1,440,752)	USD	17.00	8/16/2019	(55,120)
HP, Inc.	Exchange Traded	1,751	USD	(3,684,104)	USD	20.00	9/20/2019	(264,401)
HP, Inc.	Exchange Traded	3,502	USD	(7,368,208)	USD	21.00	9/20/2019	(322,184)
Huntsman Corp.	Exchange Traded	1,577	USD	(3,240,735)	USD	18.00	8/16/2019	(421,847)
Huntsman Corp.	Exchange Traded	3,152	USD	(6,477,360)	USD	19.00	8/16/2019	(526,384)
Huntsman Corp.	Exchange Traded	1,577	USD	(3,240,735)	USD	20.00	8/16/2019	(149,815)
Innoviva, Inc.	Exchange Traded	1,246	USD	(1,480,248)	USD	12.50	12/20/2019	(99,680)
Innoviva, Inc.	Exchange Traded	3,461	USD	(4,111,668)	USD	15.00	9/20/2019	(17,305)
Intercontinental Exchange, Inc.	Exchange Traded	520	USD	(4,568,720)	USD	77.50	9/20/2019	(569,400)
Intercontinental Exchange, Inc.	Exchange Traded	584	USD	(5,131,024)	USD	82.50	9/20/2019	(362,080)
Intercontinental Exchange, Inc.	Exchange Traded	478	USD	(4,199,708)	USD	85.00	9/20/2019	(219,880)
Intercontinental Exchange, Inc.	Exchange Traded	478	USD	(4,199,708)	USD	87.50	9/20/2019	(141,966)
KKR & Co., Inc.	Exchange Traded	451	USD	(1,206,425)	USD	24.00	9/20/2019	(134,173)
Laboratory Corp. of America Holdings	Exchange Traded	361	USD	(6,047,472)	USD	165.00	8/16/2019	(115,520)
Laboratory Corp. of America Holdings	Exchange Traded	553	USD	(9,263,856)	USD	170.00	8/16/2019	(117,789)

See Notes to Schedule of Investments.	(Continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Laboratory Corp. of America Holdings	Exchange Traded	207	USD	(3,467,664)	USD	170.00	9/20/2019	$(92,322)
Laboratory Corp. of America Holdings	Exchange Traded	66	USD	(1,105,632)	USD	175.00	8/16/2019	(4,488)
Laboratory Corp. of America Holdings	Exchange Traded	65	USD	(1,088,880)	USD	175.00	9/20/2019	(17,225)
Laboratory Corp. of America Holdings	Exchange Traded	407	USD	(6,818,064)	USD	175.00	11/15/2019	(221,815)
Martin Marietta Materials, Inc.	Exchange Traded	524	USD	(12,982,100)	USD	220.00	9/20/2019	(1,715,576)
Martin Marietta Materials, Inc.	Exchange Traded	292	USD	(7,234,300)	USD	230.00	9/20/2019	(613,200)
Martin Marietta Materials, Inc.	Exchange Traded	154	USD	(3,815,350)	USD	240.00	9/20/2019	(200,508)
Martin Marietta Materials, Inc.	Exchange Traded	192	USD	(4,756,800)	USD	250.00	9/20/2019	(163,200)
Medicines Co. (The)	Exchange Traded	336	USD	(1,204,224)	USD	34.00	8/16/2019	(105,000)
Medicines Co. (The)	Exchange Traded	158	USD	(566,272)	USD	35.00	8/16/2019	(39,500)
Medicines Co. (The)	Exchange Traded	748	USD	(2,680,832)	USD	35.00	1/17/2020	(680,680)
Medicines Co. (The)	Exchange Traded	154	USD	(551,936)	USD	37.00	8/16/2019	(20,020)
Packaging Corp. of America	Exchange Traded	381	USD	(3,846,957)	USD	100.00	8/16/2019	(108,204)
Perrigo Co. plc	Exchange Traded	4,055	USD	(21,901,055)	USD	45.00	8/16/2019	(3,811,700)
Perrigo Co. plc	Exchange Traded	356	USD	(1,922,756)	USD	55.00	9/20/2019	(90,780)
Post Holdings, Inc.	Exchange Traded	649	USD	(6,958,578)	USD	105.00	9/20/2019	(454,300)
Qorvo, Inc.	Exchange Traded	2,121	USD	(15,544,809)	USD	65.00	8/16/2019	(2,036,160)
Qorvo, Inc.	Exchange Traded	730	USD	(5,350,170)	USD	67.50	8/16/2019	(496,400)
Qorvo, Inc.	Exchange Traded	1,237	USD	(9,065,973)	USD	70.00	8/16/2019	(759,518)
ServiceMaster Global Holdings, Inc.	Exchange Traded	427	USD	(2,272,921)	USD	50.00	8/16/2019	(183,610)
ServiceMaster Global Holdings, Inc.	Exchange Traded	899	USD	(4,785,377)	USD	50.00	11/15/2019	(485,460)
ServiceMaster Global Holdings, Inc.	Exchange Traded	2,941	USD	(15,654,943)	USD	55.00	11/15/2019	(779,365)
Sherwin-Williams Co. (The)	Exchange Traded	184	USD	(9,439,936)	USD	440.00	9/20/2019	(1,381,840)
Sherwin-Williams Co. (The)	Exchange Traded	179	USD	(9,183,416)	USD	460.00	9/20/2019	(1,012,245)
Sherwin-Williams Co. (The)	Exchange Traded	23	USD	(1,179,992)	USD	480.00	9/20/2019	(90,505)
Sherwin-Williams Co. (The)	Exchange Traded	11	USD	(564,344)	USD	500.00	9/20/2019	(27,610)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	4,502	USD	(25,458,810)	USD	60.00	11/15/2019	(945,420)
Zillow Group, Inc.	Exchange Traded	1,569	USD	(7,838,724)	USD	40.00	8/16/2019	(1,537,620)
Zillow Group, Inc.	Exchange Traded	1,108	USD	(5,535,568)	USD	45.00	8/16/2019	(698,040)
Zillow Group, Inc.	Exchange Traded	690	USD	(3,447,240)	USD	45.00	11/15/2019	(586,500)
Zillow Group, Inc.	Exchange Traded	708	USD	(3,537,168)	USD	50.00	11/15/2019	(417,012)
Total Written Options Contracts (Premiums Received ($25,780,318))								(37,141,897)

Abbreviations

USD        United States Dollar

See Notes to Schedule of Investments.	(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	4.7%
Biotechnology	4.8
Capital Markets	5.9
Chemicals	3.4
Construction Materials	4.2
Containers & Packaging	6.9
Diversified Consumer Services	5.2
Electrical Equipment	2.8
Food Products	5.6
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	10.6
Insurance	2.9
Interactive Media & Services	2.3
IT Services	1.1
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	7.8
Professional Services	3.9
Semiconductors & Semiconductor Equipment	6.7
Technology Hardware, Storage & Peripherals	4.3
Trading Companies & Distributors	3.2
Short-Term Investments	10.9
Total Investments	103.6%

See Notes to Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares.

Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Fund’s prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group L.P. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2019, the First Eagle Global Cayman Fund, Ltd. has $4,356,337,576 in net assets, representing 8.71% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2019, the First Eagle Overseas Cayman Fund, Ltd. has $1,013,517,669 in net assets, representing 7.41% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2019, the First Eagle U.S. Value Cayman Fund, Ltd. has $178,853,150 in net assets, representing 10.88% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2019, the First Eagle Gold Cayman Fund, Ltd. has $253,809,526 in net assets, representing 22.57% of the Gold Fund’s net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Prior to April 8, 2019, all bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available, were generally priced at the evaluated bid price provided by an approved pricing service prior to the close of the NYSE (normally 3:00 p.m. Eastern Time), or dealers in the over-the-counter-markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios.  When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation and Liquidity Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2019:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$22,507,227,027	$14,862,650,594 (a)	$22,626,421		$37,392,504,042
Corporate Bonds	—	—	5,603,675	(b)	5,603,675
Commodities*	—	4,786,863,152	—		4,786,863,152
Foreign Government Securities	—	281,517,481	—	^	281,517,481
Short-Term Investments	572,786	7,313,898,506	—		7,314,471,292
Forward Foreign Currency Exchange Contracts**	—	43,954,246	—		43,954,246
Total	$22,507,799,813	$27,288,883,979	$28,230,096		$49,824,913,888

Liabilities:
Forward Foreign Currency Exchange Contracts **	$—	$(439,548)	$—		$(439,548)
Total	$—	$(439,548)	$—		$(439,548)

(a) At July 31, 2019, certain non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details. Certain other securities are identified within Level 2 due to other significant observable inputs.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

^Fair value represents zero.

Fair Value Level 3 activity for the nine-month period ended July 31, 2019 was as follows:

	Common Stocks	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance —market value	$17,553,847	$5,425,998	$—	^	$22,979,845
Purchases(1)	—	—	—		—
Sales(2)	—	—	—		—
Transfer In — Level 3	—	—	—		—
Transfer Out — Level 3	—	—	—		—
Accrued discounts/ (premiums)	—	27,278	—		27,278
Realized Gains (Losses)	—	—	—		—
Change in Unrealized Appreciation (Depreciation)	5,072,574	150,399	—		5,222,973
Ending Balance — market value	$22,626,421	$5,603,675	$—	^	$28,230,096
Change in unrealized gains or (losses) relating to assets still held at reporting date	$5,072,574	$150,399	$—		$5,222,973

^ Fair value represents zero.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2)Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$22,626,421	Comparable Security	Market Discount	25% (25%)
Foreign Government Securities	$—	Discounted Cash Flow	Estimated Recoverability	0% (0%)
Total	$22,626,421

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets:†
Common Stocks	$2,823,094,612	$7,460,374,433 (a)	$47,202,691	$10,330,671,736
Commodities *	—	1,295,405,907	—	1,295,405,907
Foreign Government Securities	—	112,071,476	—	112,071,476
Short-Term Investments	200,993	1,881,573,836	—	1,881,774,829
Forward Foreign Currency Exchange Contracts**	—	21,745,423	—	21,745,423
Total	$2,823,295,605	$10,771,171,075	$47,202,691	$13,641,669,371

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(260,288)	$—	$(260,288)
Total	$—	$(260,288)	$—	$(260,288)

(a) At July 31, 2019, certain non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2019 was as follows:

Common Stocks
Beginning Balance —market value	$49,124,497
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(1,921,806)
Ending Balance — market value	$47,202,691
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,921,806)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2)Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$27,578,829	Comparable Security	Market Discount	25% (25%)
	$19,623,862	Market Comparable Companies	Enterprise Value Multiple	0.67x - 6.85x (2.23x)
Common Stocks	$47,202,692

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total
Assets:†
Common Stocks	$1,162,317,738	$8,239,206	(a)	$—		$1,170,556,944
Corporate Bonds	—	31,412,800		615,000	(b)	32,027,800
Commodities *	—	178,853,634		—		178,853,634
Short-Term Investments	31,488	260,494,833		—		260,526,321
Total	$1,162,349,226	$479,000,473		$615,000		$1,641,964,699

(a) At July 31, 2019, certain non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2019 was as follows:

Corporate Bonds
Beginning Balance —market value	$595,500
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	3,130
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	16,370
Ending Balance — market value	$615,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$16,370

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2)Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3‡	Total
Assets:†
Common Stocks	$760,651,443	$76,087,106	(a)	$—	$836,738,549
Commodities *	—	253,861,069		—	253,861,069
Rights	—	—		1,806,189	1,806,189
Short-Term Investments	39,745	57,148,016		—	57,187,761
Total	$760,691,188	$387,096,191		$1,806,189	$1,149,593,568

(a) At July 31, 2019, certain non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold and silver bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2019 was as follows:

Rights
Beginning Balance —market value	$—
Purchases(1)	45,973,715
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(44,167,526)
Ending Balance — market value	$1,806,189
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(44,167,526)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2)Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Global Income Builder Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$371,768,314	$454,411,207 (a)	$—		$826,179,521
Corporate Bonds	—	334,502,836	2,606,676	(b)	337,109,512
Closed End Funds	—	8,652,720	—		8,652,720
Commodities *	—	84,049,051	—		84,049,051
Foreign Government Securities	—	5,766,148	—		5,766,148
Loan Assignments	—	13,425,116	5,138,712	(b)	18,563,828
Preferred Stocks	3,631,475	—	—		3,631,475
Short-Term Investments	19,138	131,252,602	—		131,271,740
U.S. Treasury Obligations	—	79,694,544	—		79,694,544
Forward Foreign Currency Exchange Contracts**	—	1,930,096	—		1,930,096
Total	$375,418,927	$1,113,684,320	$7,745,388		$1,496,848,635

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(65,434)	$—		$(65,434)
Total	$—	$(65,434)	$—		$(65,434)

(a) At July 31, 2019, certain non-U. S. securities applied the procedures under which movements in the price for U.S. securities (beyond specific thresholds) occurring after the close of a foreign market required fair valuation of securities traded in that foreign market. See Note 1(b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2019 was as follows:

	Corporate Bonds	Loan Assignments	Total Value
Beginning Balance —market value	$—	$16,701,525	$16,701,525
Purchases(1)	—	—	—
Sales(2)	—	(12,221,428)	(12,221,428)
Transfer In — Level 3	2,592,513	—	2,592,513
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	(50,255)	27,342	(22,913)
Realized Gains (Losses)	—	38,012	38,012
Change in Unrealized Appreciation (Depreciation)	64,418	593,261	657,679
Ending Balance — market value	$2,606,676	$5,138,712	$7,745,388
Change in unrealized gains or (losses) relating to assets still held at reporting date	$64,418	$5,339	$69,757

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2)Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Yield Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$—	$—	$9,281,868		$9,281,868
Corporate Bonds	—	238,799,413	—		238,799,413
Loan Assignments	—	9,703,036	6,407,537	(a)	16,110,573
Short-Term Investments	4,021	20,027,604	—		20,031,625
Forward Foreign Currency Exchange Contracts**	—	71,374	—		71,374
Total	$4,021	$268,601,427	$15,689,405		$284,294,853

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(76,110)	$—		$(76,110)
Total	$—	$(76,110)	$—		$(76,110)

(a)These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the nine-month period ended July 31, 2019 was as follows:

	Common Stocks	Loan Assignments	Total Value
Beginning Balance —market value	$10,393,732	$17,192,569	$27,586,301
Purchases(1)	—	—	—
Sales(2)	—	(11,516,290)	(11,516,290)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	—	81,554	81,554
Realized Gains (Losses)	—	63,943	63,943
Change in Unrealized Appreciation (Depreciation)	(1,111,864)	585,761	(526,103)
Ending Balance — market value	$9,281,868	$6,407,537	$15,689,405
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,111,864)	$(43,808)	$(1,155,672)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
			Indicative Broker Quotes (Mid)	$34.50 - $37.00 ($35.83)
Common Stocks	$9,281,869	Market Comparable Companies	Enterprise Value Multiple	0.20x - 5.65x (2.93x)

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$1,021,750,602	$—	$—	$1,021,750,602
Options Purchased	29,150,000	—	—	29,150,000
Short-Term Investments	123,622,749	—	—	123,622,749
Total	$1,174,523,351	$—	$—	$1,174,523,351

Liabilities:
Written Options (Sold Short)	$(37,141,897)	$—	$—	$(37,141,897)
Total	$(37,141,897)	$—	$—	$(37,141,897)

† See Schedule of Investments for additional detailed categorizations.

c)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the nine-month period ended July 31, 2019, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	FIRST EAGLE GLOBAL FUND	FIRST EAGLE OVERSEAS FUND	FIRST EAGLE GLOBAL INCOME BUILDER FUND	FIRST EAGLE HIGH YIELD FUND
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$—	$9,163,301	$714,561	$1,050,384
Average Settlement Value — Sold	2,400,101,260	1,232,608,846	64,781,874	4,315,830

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At July 31, 2019, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$43,954,246	$439,548	$69,282,809	$(24,026,903)

First Eagle Overseas Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$21,745,423	$260,288	$38,697,563	$(16,244,302)

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$1,930,096	$65,434	$2,399,946	$46,504

First Eagle High Yield Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$71,374	$76,110	$156,958	$(33,381)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of July 31, 2019:

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs	$11,836,351	$—	$(11,320,000)	$516,351
HSBC Bank plc	13,582,650	—	—	13,582,650
JPMorgan Chase Bank	5,199,427	—	(5,199,427)	—
UBS AG	13,335,818	(439,548)	—	12,896,270
	$43,954,246	$(439,548)	$(16,519,427)	$26,995,271

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
UBS AG	$439,548	$(439,548)	$—	$—
	$439,548	$(439,548)	$—	$—

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs	$6,829,336	$—	$(6,530,000)	$299,336
HSBC Bank plc	4,775,312	—		4,775,312
JPMorgan Chase Bank	2,367,861	—	(2,367,861)	—
UBS AG	7,772,914	(260,288)		7,512,626
	$21,745,423	$(260,288)	$(8,897,861)	$12,587,274

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
UBS AG	$260,288	$(260,288)	$—	$—
	$260,288	$(260,288)	$—	$—

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Goldman Sachs	$274,268	$—	$(270,000)	$4,268
HSBC Bank plc	504,549	—		504,549
JPMorgan Chase Bank	257,496	(16,386)	(110,000)	131,110
UBS AG	893,783	(49,048)		844,735
	$1,930,096	$(65,434)	$(380,000)	$1,484,662

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$16,386	$(16,386)	$—	$—
UBS AG	49,048	(49,048)	—	—
	$65,434	$(65,434)	$—	$—

First Eagle High Yield Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$71,374	$(71,374)	$—	$—
	$71,374	$(71,374)	$—	$—

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$76,110	$(71,374)	$—	$4,736
	$76,110	$(71,374)	$—	$4,736

d)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of July 31, 2019 for First Eagle Fund of America, portfolio securities valued at $429,257,435 were earmarked to cover collateral requirements for written options.

For the nine-month period ended July 31, 2019 for First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled $46,221 and $24,337 respectively.

At July 31, 2019, the First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$—	$37,141,897	$21,249,363	$(16,622,962)
Equity - Purchased options	29,150,000	—	(16,486,841)	14,228,911